ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of December 31, 2023, is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Industry	Acquisition Date	Shares	Fair Value

Common Stocks (1.24%)
North America (0.68%)
American Tower Corp.	Communication	05/29/20	34,189	$7,386,533
American Water Works Co., Inc.	Utilities	02/16/16	53,279	7,032,295
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	31,608	2,944,917
Ares Capital Corp.	Diversified Financial Services	02/16/16	141,722	2,838,692
Ares Management Corp.	Diversified Financial Services	06/28/19	20,960	2,492,144
Atmos Energy Corp.	Utilities	02/16/16	35,557	4,121,056
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	30,514	3,995,198
Brookfield Asset Management, Inc.	Diversified Financial Services	07/18/22	28,626	1,149,580
Brookfield Corp.	Diversified Financial Services	12/12/22	30,526	1,224,703
Canadian National Railway Co.	Transportation	05/14/19	33,222	4,186,534
CMS Energy Corp.	Utilities	11/01/19	87,915	5,103,466
Crown Castle International Corp.	Communication	02/16/16	30,977	3,567,621
CSX Corp.	Transportation	11/28/23	66,772	2,314,985
Equinix Inc.	Diversified Financial Services	07/31/20	4,650	3,745,063
Fortis Inc.	Utilities	12/18/17	78,949	3,257,422
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	189,765	2,865,452
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	82,676	2,486,448
KKR & Co., Inc.	Diversified Financial Services	02/16/16	71,534	5,925,877
Oaktree Specialty Lending Corp.	Financials	04/07/21	114,385	2,335,721
Onex Corporation	Diversified Financial Services	02/16/16	26,142	1,829,481
Republic Services Inc.	Commercial & Professional Services	08/28/17	35,956	5,928,785
SBA Communications Corp.	Real Estate	09/05/23	13,622	3,455,629
Sempra Energy	Utilities	06/28/23	28,100	2,100,756
TC Energy Corp.	Utilities	11/01/19	45,416	1,780,852
The Williams Companies, Inc.	Utilities	03/20/23	54,869	1,911,087
TPG Specialty Lending, Inc.	Diversified Financial Services	01/25/23	104,644	2,258,218
Udemy, Inc.	Transportation	12/14/23	60	884
Union Pacific Corp.	Transportation	06/29/16	19,401	4,766,244
Waste Management Inc.	Utilities	07/02/20	17,423	3,122,899
Total North America (0.68%)				96,128,542
Western Europe (0.56%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	5,405,930
Aena SA	Transportation	12/21/18	39,774	7,209,326
Apax Global Alpha Ltd.	Diversified Financial Services	01/19/21	485,904	993,214
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,930,094	5,287,286
Cellnex Telecom SA	Communication	05/15/19	228,106	8,984,945
Elia System Operator SA/NV	Utilities	11/03/22	25,487	3,182,119
EQT AB	Diversified Financial Services	04/06/20	69,107	1,947,235
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	5,024	1,086,658
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,142,673	6,232,377
HICL Infrastructure Co Ltd.	Diversified Financial Services	03/30/16	2,266,101	4,002,492
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/12/16	119,861	1,863,484
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	130,026	2,783,732
Investment AB Kinnevik	Diversified Financial Services	04/06/20	287,319	3,076,924
Investor AB	Diversified Financial Services	08/28/17	164,963	3,817,271
National Grid PLC	Utilities	02/12/16	366,270	4,938,272
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	72,012	1,530,696
Orsted AS	Utilities	06/15/21	24,183	1,341,362
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	413,440	1,628,017

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (continued)
Common Stocks (continued)
Western Europe (continued)
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	620,822	$5,178,849
Vinci SA	Transportation	02/12/16	64,738	8,132,778
Total Western Europe (0.56%)				78,622,967

Total Common Stocks (Cost $145,954,179)(1.24%)				$174,751,509
Asset-Backed Securities (0.37%)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.17%)
CIFC Funding 2021-VI Ltd. ***, +	6.51% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class E	$1,500,000	$1,505,313
CIFC Funding 2022-IV Ltd. ***, +	7.00% + SFvv	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,295,917
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	1,026,985
Madison Park Funding LX Ltd. +	5.50% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class D	1,000,000	1,022,965
Madison Park Funding LX Ltd. +	8.95% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class E	1,250,000	1,320,235
Magnetite CLO Ltd. ***, +	6.46% + SFvv	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,641,693
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	3,982,296
Magnetite XXVI Ltd. ***, +	6.21% + SFvv	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	1,003,484
Neuberger Berman CLO XXI Ltd. ***, +	3.56% + SFvv	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	501,376
Neuberger Berman CLO XXI Ltd. ***, +	6.72% + SFvv	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	1,008,382
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.51% + SFvv	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	1,010,656
Ocean Trails CLO IX ***, +	7.71% + SFvv	09/22/21	10/15/34	Series 2020-9A, Class ER	2,647,264	2,526,404
Ocean Trails CLO XII Ltd. ***, +	8.11% + SFvv	05/13/22	07/20/35	Series 2022-12A, Class E	1,000,000	997,243
Southwick Park CLO LLC ***, +	6.51% + SFvv	11/16/21	07/20/32	Series 2019-4A, Class ER	800,000	792,659
Symphony CLO XXV Ltd. ***, +	6.76% + SFvv	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	754,486
Symphony CLO XXXIII Ltd. ***, +	7.10% + SFvv	04/27/22	04/24/35	Series 2022-33A, Class E	1,250,000	1,281,396
Tallman Park CLO Ltd. ***, +	6.61% + SFvv	04/09/21	04/20/34	Series 2021-1A, Class E	500,000	511,721
Wellman Park CLO Ltd. ***, +	6.51% + SFvv	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	1,022,389
Total North America (0.17%)						23,205,600
Western Europe (0.20%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,646,030
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,575,423

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
Western Europe (continued)
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	$1,200,000	$1,271,811
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	812,844
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	1,027,158
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	2,500,000	2,566,338
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	2,625,000	2,542,460
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	333,000	344,558
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	1,202,563
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,577,340
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	542,847
CVC Cordatus Loan Fund +	6.16% + E##	11/07/22	01/15/37	Series 26A, Class D1	1,100,000	1,258,413
CVC Cordatus Loan Fund +	7.73% + E##	11/07/22	01/15/37	Series 26A, Class D2	400,000	461,847
Edmondstown Park CLO DAC +	6.19% + E##	11/18/22	07/21/35	Series 1A, Class D	1,100,000	1,250,694
Edmondstown Park CLO DAC +	6.77% + E##	11/18/22	07/21/35	Series 1A, Class E	1,250,000	1,439,034
Octagon 58 Ltd. ***, +	7.20% + SFvv	04/21/22	07/15/37	Series 2022-1A, Class E	2,140,000	2,139,050
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	1,281,551
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	824,942
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	773,301
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	389,489
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	670,945
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	711,911
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	517,074
Palmer Square European Loan Funding 2022-1 DAC ***, +	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	1,500,000	1,648,493
Total Western Europe (0.20%)						28,476,116

Total Asset-Backed Securities (Cost $52,195,404)(0.37%)						$51,681,716

Private Equity Investments (96.15%)
Direct Investments * (69.20%)
Direct Equity (61.26%)

	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (3.85%)
AAVAS Financiers Limited +, a	Common equity	06/23/16	3,891,752	$64,932,449
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	19,059,581
KKR Pebble Co-Invest L.P. +, a, c	Limited partnership interest	05/13/21	—	31,268,793
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	5,486,085	8,218,337
PG Esmeralda Pte. Ltd. +, a, b	Common equity	03/03/21	5,433,284	4,070,464

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	03/03/21	488,996	$36,634,175
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	09/26/22	78,171	9,922,069
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	118,793	1,448,554
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	2,257,072	27,522,517
Sunsure Energy Private Limited +, a, b, c	Member interest	12/27/22	—	7,523,306
Sunsure Energy Private Limited +, a, b	Common equity	12/27/22	481,884	541,475
Sunsure Energy Private Limited +, a, b	Preferred equity	12/27/22	1,927,535	2,006,215
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	23,310,548
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	305,779,788
Total Asia - Pacific (3.85%)				542,238,271
North America (29.50%)
Alliant Insurance Services, Inc. +, a, c, e	Limited partnership interest	12/01/21	—	36,727,088
AmSurg HoldCo, LLC +, a	Common equity	11/03/23	896,098	31,671,279
AP VIII Prime Security Services Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	8,608,177
Astorg VII Co-Invest ERT +, a, c, e	Limited partnership interest	01/31/20	—	61,437,252
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	12,808,058
BCPE Hercules Holdings, L.P. +, a, c, e	Limited partnership interest	07/30/18	—	73,458,368
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	316,755
CapitalSpring Finance Company, LLC +, a, b	Common equity	03/01/17	3,020,546	2,690,874
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	47,967,340
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	1
CBI Parent, L.P. +, a, b, e	Common equity	01/06/21	1,145,918	—
CBI Parent, L.P. +, a, b, c	Member interest	10/17/22	—	—
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	289,847,637
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	74,966
Confluent Health Holdings LP +, a, b, e	Common equity	05/30/19	30,362	74,578,745
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	—
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,562,690
Cure Holdings, LLC +, a	Common equity	05/13/21	241,557	1,379,360
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	130,539,294
DIF VI Co-Invest Project 2C C.V. +, a, c	Limited partnership interest	03/15/22	—	52,590,046
ECP Parent, LLC +, a, b, e	Common equity	11/15/21	105,520,023	97,383,093
ECP Parent, LLC +, a	Preferred equity	12/21/23	4,258,337	4,278,645
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	76,404,757
Encore Holdings LP +, a, b, c, e	Limited partnership interest	07/01/22	—	97,998,407
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	86,795,293
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c, e	Limited partnership interest	03/09/20	—	123,200,707
EQT IX Co-Investment (F) SCSp +, a, c	Limited partnership interest	11/15/21	—	127,040,173
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	104,137,838
EXW Coinvest L.P. +, a, c, e	Limited partnership interest	06/17/16	—	5,154,865
FRP Investors II, L.P. +, a, c	Limited partnership interest	09/16/22	—	57,868,887
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	19,249,906
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	62,602,357
Icebox Parent L.P. +, a, b, c, e	Limited partnership interest	12/22/21	—	193,647,033
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	267,175,174
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	432,845
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	57,249,629
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	549,611
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/09/18	9,684	—
KPOCH Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	178,972,125
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	79,966,908

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	$1
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	3,464,630	52,211,958
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	12/27/23	—	15,396,472
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	565,444
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	307,131
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	67,466,895
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	33,478,085
National Spine & Pain Centers, LLC +, a	Common equity	04/01/23	43,791	1
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	83,866,617
OHCP IV SF COI, L.P. +, a, b, c, e	Limited partnership interest	01/31/18	—	70,390,776
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	28,256,945
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	79,263,722
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	45,920,627
Patriot SPV, L.P. +, a, c, e	Limited partnership interest	03/18/21	—	88,587,126
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	85,184,699
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	39,869	82,776,819
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,557,861
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	15,689,532
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	11,056,545
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1
SC Landco Parent, LLC +, a	Common equity	11/21/13	2,672	485,499
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	11,525	2,679,492
Shingle Coinvest L.P. +, a, c, d	Limited partnership interest	05/29/18	—	175,735,176
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	63,141,509
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	28,691,142
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	—
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	10,218,799
Specialty Pharma Holdings LP +, a, b, c, e	Limited partnership interest	04/01/21	—	145,737,422
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	209,123,557
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c	Limited partnership interest	08/17/21	—	33,219,000
SureWerx Topco, L.P. +, a, b, c	Limited partnership interest	12/28/22	—	52,745,291
T-VIII Mercury Co-Invest L.P. +, a, c	Limited partnership interest	07/29/21	—	6,913,292
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	76,663,526
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	—
VEEF II Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	03/15/22	—	4,456,405
Velocity Holdings US LP +, a, c	Limited partnership interest	08/31/22	—	28,977,003
VEPF VII Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	04/06/21	—	55,499,298
VEPF VII Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	04/06/21	—	22,450,583
WHCG Purchaser, Inc. +, a, b, c	Member interest	06/14/23	—	2,356,975
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	10,386,624
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,133,714
Total North America (29.50%)				4,158,957,748
Rest of World (1.74%)
Carlyle Retail Turkey Partners, L.P. +, a, c, e	Limited partnership interest	07/11/13	—	7,297,988
Zabka Polska SA +, a	Preferred equity	09/25/19	120,777,003	3,608,945
Zabka Polska SA +, a, e	Common equity	09/25/19	2,551,723	234,029,482
Total Rest of World (1.74%)				244,936,415
South America (0.02%)
Centauro Co-Investment Fund, L.P. +, a, c, e	Limited partnership interest	11/28/13	—	3,297,127
Total South America (0.02%)				3,297,127

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Western Europe (26.15%)
Ark EquityCo SAS +, a, c	Limited partnership interest	02/21/22	—	$15,688,699
Aston Lux Acquisitions S.à.r.l. +, a, c, e	Limited partnership interest	11/28/19	—	3,518,557
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	239,732
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	23,360,205
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	07/14/23	—	391,849
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	180,862,862
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	155,879,381
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,516	6,773,078
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	77,283,835
CD&R Market Co-Investor, L.P. +, a, c	Limited partnership interest	11/10/21	—	61,584,417
Ciddan S.à.r.l. +, a	Preferred equity	09/15/17	23,249,522	28,529,658
Ciddan S.à.r.l. +, a	Common equity	09/15/17	12,263,240	82,521,007
Climeworks AG +, a, e	Common equity	04/25/22	63,085	698,782
Climeworks AG +, a, e	Preferred equity	04/25/22	7,823,400	86,658,118
EQT Future Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	02/15/23	—	70,711,225
EQT Jaguar Co-Investment SCSp +, a, b, c, e	Limited partnership interest	11/30/18	—	45,153,258
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	11,775,266
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	218,172,872
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	13,608,429
Fides S.p.A +, a	Common equity	12/15/16	78,505	451,101
Global Blue Group Holding AG +, a, d	Common equity	09/11/20	97,250	457,369
Global Blue Holding L.P. +, a, c, d, e	Limited partnership interest	07/31/12	—	7,715,000
Green DC LuxCo S.à.r.l. +, a, b, c	Member interest	01/20/22	—	23,652,999
Green DC LuxCo S.à.r.l. +, a, b	Common equity	01/20/22	23,694,756	99,073,775
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	16,139,247
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	24,076,124
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	144,269,037
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,484	69,872,499
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	63,336,952
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	20,456,214
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	22,005,099
Luxembourg Investment Company 285 S.à.r.l. +, a, b, e	Common equity	08/22/19	6,999,953	—
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	42,270,237
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	11,727,699
Luxembourg Investment Company 314 S.à.r.l. +, a, b, e	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	6,667,035
Luxembourg Investment Company 404 S.à.r.l. +, a, b	Preferred equity	02/14/23	—	14,221,469
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c	Member interest	07/02/21	—	41,477,597
Luxembourg Investment Company 414 S.à.r.l. +, a, b	Common equity	07/02/21	12,316,087	60,109,394
Luxembourg Investment Company 430 S.à.r.l. +, a, b	Common equity	05/10/21	52,594,635	62,274,752
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c	Member interest	05/10/21	—	16,067,354
Magnesium Co-Invest SCSp +, a, c	Limited partnership interest	05/19/22	—	98,127,415
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	1
May Co-Investment S.C.A. +, a, b, e	Common equity	11/09/20	1,059,375	89,529,030
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/27/21	—	52,876,857
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/31/23	—	7,166,722
Oakley Capital V Co-Investment (A) SCSp +, a, c	Limited partnership interest	12/12/22	—	45,939,852
Orbiter Investments S.à.r.l. +, a, b	Common equity	12/17/21	2,708,100	95,639,541
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	5,379,543	189,984,485
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	1,192,847
Partners Group Satellite HoldCo S.à.r.l. +, a, b	Common equity	03/22/23	7,017,978	625,301
Partners Group Satellite HoldCo S.à.r.l. +, a, b	Preferred equity	03/22/23	7,975,901	54,132,583

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Partners Group Satellite Warehouse S.C.S. +, a, b, c, e	Member interest	03/22/23	—	$1,234,712
PG Investment Company 1 S.à.r.l. +, a, b, c	Member interest	10/28/21	—	93,073,129
PG Investment Company 1 S.à.r.l. +, a, b	Common equity	10/28/21	12,822,040	8,040,831
PG Investment Company 18 S.à.r.l. +, a, b	Preferred equity	07/07/22	113,856,528	149,044,747
PG Investment Company 18 S.à.r.l. +, a, b	Common equity	07/07/22	12,650,106	19,223,979
PG Investment Company 24 S.à.r.l. +, a, b	Common equity	07/13/22	891,924	26,182,301
PG Investment Company 24 S.à.r.l. +, a, b	Preferred equity	07/13/22	101,367,616	128,447,213
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	410,126
PG TLP S.à.r.l. +, a, b, c, d	Member interest	04/14/21	—	28,840,473
PG TLP S.à.r.l. +, a, b, d	Common equity	04/14/21	6,473,126	81,321,746
PG Wave Limited +, a, b	Common equity	02/03/22	53,215,581	87,587,841
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	131,393,768
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	21,604,114
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	—
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	—
Polyusus Lux XVI S.à.r.l. +, a, b, c	Member interest	10/01/22	—	629,997
Polyusus Lux XXIII S.à.r.l. +, a	Preferred equity	04/11/22	1,155,552	51,679
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	13,114,964	909,612
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	3,936,244	34,257
Polyusus Lux XXIII S.à.r.l. +, a	Common equity	08/19/21	447,324	122,889
Refresco 2 Co-Invest SCSp +, a, c, e	Limited partnership interest	07/12/22	—	46,122,155
Rivage Luxco S.à.r.l. +, a	Common equity	02/22/22	900,000	65,487,828
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	40,820,929
Root JVCo S.à.r.l. +, a, b	Common equity	02/07/23	2,362,997	639,188
Root JVCo S.à.r.l. +, a, b	Preferred equity	02/07/23	8,686,753	53,073,397
S.TOUS, S.L +, a	Common equity	10/06/15	622	19,532,563
Strider Investment 2 +, a, e	Preferred equity	04/01/23	278,539	845,643
Strider Investment 3 +, a, e	Preferred equity	04/01/23	24,476	27,043
Strider Topco S.a.s. +, a, c, e	Member interest	04/01/23	—	3,688,930
Strider Topco S.a.s. +, a, e	Common equity	04/01/23	8,103,589	24,658,915
Strider Topco S.a.s. +, a, e	Preferred equity	04/01/23	52,066,591	62,418,465
Surfaces SLP (SCSp) +, a, b, c, e	Limited partnership interest	10/01/20	—	31,967,443
Vanquish Bidco +, a, c	Member interest	05/25/23	—	3,627,963
Vanquish Topco +, a	Common equity	05/25/23	379,731	1
Vanquish Topco +, a	Preferred equity	05/25/23	34,851,987	46,124,498
Veonet Co-Invest SCSp (Lux) +, a, c	Limited partnership interest	03/09/22	—	44,369,276
Total Western Europe (26.15%)				3,686,504,470
Total Direct Equity (61.26%)				$8,635,934,031
Direct Debt (7.94%)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.41%)
BYJU's Alpha, Inc. +, a	Cash 8.00% + P (0.75% Floor)	01/19/22	11/24/26	Senior	$2,707,968	$990,670
FFML Holdco Limited +, a	Cash 6.25% + BBSY (0.75% Floor)††	11/30/22	11/30/28	Senior	12,229,627	12,296,148
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,222,028
Fugue Finance B.V. +, a	Cash 4.50% + SF (0.50% Floor)vv	03/10/23	01/31/28	Senior	3,483,725	3,504,139
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,733,610
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	$4,651,970	$4,488,650
Greencross Limited +, a	Cash 5.75% + SF (0.75% Floor)vv	03/22/22	03/23/28	Senior	10,261,238	10,191,641
ICON Cancer Care +, a, e	Cash 7.25% + BBSY (0.50% Floor)†	04/12/22	03/29/30	Second Lien	10,284,819	9,262,006
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + SF (1.00% Floor)v	01/15/20	12/18/26	Senior	1,251,250	1,253,077
Voyage Australia Pty Ltd +, a	Cash 3.50% + SF (0.50% Floor)vv	07/23/21	06/18/28	Senior	1,666,000	1,665,904
Total Asia - Pacific (0.41%)						57,607,873

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
North America (5.04%)
Acrisure LLC +, a	Cash 3.75% + SF (0.50% Floor)v	08/18/21	02/13/27	Senior	2,156,000	2,151,575
Acrisure LLC +, a	Cash 3.50% + SFv	03/27/20	02/15/27	Senior	1,839,334	1,833,422
Acrisure LLC +, a	Cash 4.25% + SF (0.50% Floor)v	12/08/21	02/15/27	Senior	982,500	983,680
Acrisure LLC +, a	Cash 4.50% + SFvv	11/10/23	10/18/30	Senior	1,000,000	1,003,335
ADMI Corp. +, a	Cash 3.75% + SF (0.50% Floor)vv	07/14/21	12/23/27	Senior	1,372,000	1,304,352
Aimbridge Acquisition Co., Inc. +, a	Cash 3.75% + SFv	04/26/23	02/02/26	Senior	2,984,456	2,783,199
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + SF (1.00% Floor)vv	02/25/21	10/02/25	Senior	972,500	764,685
AIT Buyer, LLC +, a, e	Cash 7.50% + SF (0.75% Floor)v	04/06/21	03/30/29	Second Lien	6,860,000	6,838,830
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + SF (0.50% Floor)v	12/08/21	11/05/27	Senior	1,568,000	1,292,188
Amneal Pharmaceuticals, Inc. +, a, e	Cash 3.50% + SFv	06/03/22	05/04/25	Senior	8,409,542	8,342,518
Apex Group Treasury Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	08/27/21	07/27/28	Senior	2,060,962	2,050,565
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)v	02/22/22	02/08/29	Senior	987,500	868,647
Applovin Corporation +, a	Cash 3.10% + SFv	03/24/21	08/15/25	Senior	972,054	971,571
Applovin Corporation +, a	Cash 3.10% + SF (0.50% Floor)v	12/08/21	10/25/28	Senior	1,379,000	1,378,168
AQA Acquisition Holding, Inc. +, a, e	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	1,075,250	1,073,047
AqGen Island Holdings, Inc. +, a, e	Cash 6.50% + SF (0.50% Floor)vv	08/19/21	08/02/29	Second Lien	7,049,750	6,798,603
athenahealth Group, Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	4,677,344	4,648,007
Banff Guarantor, Inc. +, a	Cash 5.50% + SF (0.50% Floor)v	01/31/22	02/27/26	Second Lien	1,700,000	1,700,000
Banff Merger Sub Inc. +, a, e	Cash 3.75% + SFvv	01/31/22	10/02/25	Senior	2,783,762	2,798,557
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vv	05/17/22	08/15/30	Second Lien	4,000,000	3,575,840
Bausch & Lomb Inc. +, a, e	Cash 3.25% + SF (0.50% Floor)vvvv	05/18/22	05/10/27	Senior	3,258,750	3,232,289
Bausch + Lomb Corp. +, a	Cash 4.00% + SFv	09/14/23	09/29/28	Senior	2,000,000	1,997,494
BCPE Empire Holdings, Inc. +, a	Cash 4.75% + SF (0.50% Floor)v	06/07/23	12/11/28	Senior	2,284,275	2,287,527
Bella Holding Company, LLC +, a	Cash 3.75% + SF (0.75% Floor)v	05/13/21	04/01/28	Senior	3,528,000	3,502,672
BI Gen Holdings, Inc. +, a	Cash 4.25% + SFvv	10/04/18	09/05/25	Senior	5,540,815	5,531,543
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,616,453
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	6,981,170
Brown Group Holding, LLC +, a, e	Cash 3.75% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	1,686,482	1,689,003
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	01/01/21	04/25/24	Senior	56,834	56,942
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv	01/01/21	11/06/25	Second Lien	1,650,000	1,640,482
CapitalSpring Finance Company, LLC +, a, b	PIK 5.00%	03/01/17	02/10/25	Mezzanine	3,841,036	3,361,537
CapitalSpring Finance Company, LLC +, a, b, e	Cash 8.00%	03/01/17	02/10/25	Mezzanine	3,767,924	3,560,726
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	11/26/21	09/01/24	Senior	1,376,009	1,147,825
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + SF (1.00% Floor)vv	11/26/21	09/01/25	Second Lien	3,000,000	1,350,000
Cengage Learning, Inc. +, a	Cash 4.75% + SF (1.00% Floor)vv	11/09/23	07/14/26	Senior	1,994,898	2,003,516
Central Parent, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	07/12/22	07/06/29	Senior	992,500	999,269
Charlotte Buyer Inc +, a	Cash 5.25% + SF (0.50% Floor)vv	08/16/22	02/11/28	Senior	3,392,500	3,402,279
Charter NEX US, Inc. +, a	Cash 3.75% + SF (0.75% Floor)v	05/31/19	12/01/27	Senior	1,423,557	1,431,792

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Checkers Drive-in Restaurants, Inc. +, a	Cash 7.00% + SFvv	06/16/23	06/16/27	Senior	$7,136	$7,178
Cheniere Energy Partners +, a, e	Cash 3.75% + SF (0.50% Floor)vvvv	06/09/21	06/04/28	Senior	3,225,750	2,935,180
Clydesdale Acquisition Holdings, Inc. +, a	Cash 4.175% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	1,283,750	1,287,703
CommScope, Inc. +, a, e	Cash 3.25% + SFv	04/26/19	04/06/26	Senior	3,481,865	3,114,666
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)v	10/06/21	09/29/28	Senior	1,670,250	1,666,000
Conservice Midco, LLC +, a	Cash 4.25% + SFvv	05/18/20	05/13/27	Senior	1,649,000	1,650,968
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + SFvvv	03/27/19	01/04/26	Senior	2,865,000	1,625,203
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + SFvv	04/15/19	01/04/27	Second Lien	31,200,000	7,595,328
Convergint Tech LLC +, a	Cash 6.75% + SF (0.76% Floor)v	04/12/21	03/30/29	Second Lien	1,400,000	1,269,331
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	10/22/21	10/16/28	Senior	1,182,000	1,143,630
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)v	09/07/23	10/16/28	Senior	2,992,500	2,903,740
Critical Start +, a	Cash 3.125% + SF (0.75% Floor)vv + PIK 3.125%	05/18/22	05/18/28	Senior	8,422,318	8,252,443
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	1,348,750	696,530
Critical Start, Inc. +, a	Cash 6.25% + SF (0.75% Floor)vv	03/27/23	05/17/28	Senior	4,591,970	4,498,210
Crown Subsea Communications Holding, Inc. +, a	Cash 4.75% + SF (0.75% Floor)v	05/05/21	04/27/27	Senior	4,487,671	4,521,329
CSC Holdings, LLC +, a, e	Cash 2.50% + SFv	08/11/21	04/15/27	Senior	2,020,051	1,916,109
CSC Holdings, LLC +, a, e	Cash 4.50% + SFv	12/07/18	01/15/26	Senior	2,870,649	2,820,413
DCert Buyer, Inc. +, a	Cash 4.00% + SFv	10/24/19	10/16/26	Senior	1,933,646	1,915,821
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + SF (1.00% Floor)vv	06/01/20	04/09/27	Senior	967,500	957,159
Delta Topco, Inc. +, a, e	Cash 3.75% + SF (0.75% Floor)vv	01/06/21	12/01/27	Senior	2,052,750	2,049,036
Dentive Capital, LLC +, a, e	Cash 7.00% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	1,557,757	317,272
Dentive Capital, LLC +, a	Cash 7.00% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	12,189,043	12,010,126
Dexko Global, Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	10/04/28	Senior	1,576,000	1,565,665
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 4.75% + SF (0.75% Floor)vv	11/15/22	03/31/28	Senior	2,286,725	2,280,950
DG Investment Intermediate Holdings 2, Inc. +, a, e	Cash 3.75% + SF (0.76% Floor)v	04/23/21	03/31/28	Senior	1,270,792	1,259,170
Diamond Parent Midco Inc. +, a	Cash 6.25% + SF (1.00% Floor)vv	09/01/22	08/04/25	Senior	29,064,529	29,061,900
Dieter’s Metal Fabricating Limited +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	—	433,873
EAB Global, Inc. +, a	Cash 4.00% + SF (0.75% Floor)v	08/25/21	11/19/26	Senior	—	2,156,000
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	09/13/21	11/09/27	Senior	1,661,558	1,660,021
Element Materials Technology +, a, f	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	313,421	1,875,804
Element Materials Technology +, a, f	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	679,079	4,064,242
Emrld Borrower L.P. +, a, e	Cash 3.00% + SFvv	05/04/23	05/31/30	Senior	834,862	836,681
Endurance International Group Holdings, Inc. +, a, e	Cash 3.50% + SF (0.75% Floor)vv	04/28/21	02/10/28	Senior	3,812,250	3,735,367
Engineered Machinery Holdings, Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	08/16/21	05/21/28	Senior	1,572,000	1,561,383
Epiq Systems +, a, e	Cash 4.75% + SF (0.75% Floor)v	06/02/22	04/26/29	Senior	3,960,000	3,914,035
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	13,688,425	13,764,742
Explorer Holdings, Inc. +, a	Cash 8.00% + SF (0.50% Floor)v	02/04/20	02/04/28	Second Lien	19,491,899	18,322,384
Filtration Group Corporation +, a	Cash 3.50% + SF (0.50% Floor)v	11/01/21	10/21/28	Senior	2,058,000	2,057,882
First Student Bidco Inc. +, a, e	Cash 3.00% + SF (0.98% Floor)vv	08/11/21	08/21/28	Senior	1,085,622	1,022,258
First Student Bidco, Inc. +, a, e	Cash 4.00% + SF (0.50% Floor)vv	08/05/22	07/21/28	Senior	927,958	927,378
Flynn Restaurant Group LP +, a	Cash 4.25% + SF (0.50% Floor)v	12/10/21	11/22/28	Senior	3,359,838	3,372,146
Galls, LLC +, a	Cash 6.25% + SF (1.00% Floor)vv	12/22/20	01/31/25	Senior	514,031	492,522
GHX Ultimate Parent Corporation +, a	Cash 4.75% + SF (1.00% Floor)vv	01/01/21	06/22/24	Senior	1,901,058	1,908,586

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
GHX Ultimate Parent Corporation +, a	Cash 4.75% + SF (0.50% Floor)v	05/09/23	06/30/27	Senior	$—	$957,819
Great American Outdoors Group, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	05/14/21	03/06/28	Senior	1,750,770	1,748,487
GTCR W Merger Sub, LLC +, a, f	Cash 3.00% + SF (0.50% Floor)vv	09/20/23	09/20/30	Senior	1,800,000	1,810,134
Heartland Dental Holdings, Inc. +, a	Cash 5.00% + SF (0.75% Floor)vv	05/15/18	04/30/25	Senior	5,811,426	5,874,821
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)vv	11/08/22	12/15/26	Senior	11,940,000	11,916,519
Help/Systems Holdings, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	11/05/21	11/19/27	Second Lien	3,600,000	2,958,192
Help/Systems Holdings, Inc. +, a	Cash 4.00% + SF (1.00% Floor)vv	05/25/21	11/19/26	Senior	4,093,939	3,873,327
High Bar Brands Operating, LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	442,727	2,089,417
Hornblower Sub, LLC +, a	Cash 4.50% + SFvv	05/01/19	04/27/25	Senior	931,371	41,139
Howden Group Holdings Ltd. +, a		01/01/00	04/18/30		1,400,000	1,404,956
Hub International Ltd. +, a, e	Cash 4.25% + SF (0.75% Floor)vv	06/08/23	06/20/30	Senior	1,100,000	1,103,521
Husky Injection Molding Systems Ltd. +, a, e	Cash 3.00% + SF (1.00% Floor)vv	05/22/19	03/28/25	Senior	4,923,047	4,909,532
Idera, Inc. +, a, b	Cash 3.75% + SF (0.75% Floor)vv	12/17/18	06/27/24	Senior	1,238,627	1,231,590
Indy US Bidco, LLC +, a, e	Cash 3.75% + SFvv	03/29/21	03/06/28	Senior	975,100	933,222
INNIO Group Holdings GmbH +, a	Cash 3.25% + E#	11/30/18	10/31/25	Senior	1,415,436	1,383,848
Integrity Marketing Acquisition, LLC +, a	Cash 6.02% + SF (0.75% Floor)vv	06/21/22	08/27/25	Senior	20,054,413	19,728,705
Integrity Marketing Intermediate, LLC +, a, e	Cash 6.00% + SF (0.75% Floor)vv	05/23/23	08/27/26	Senior	5,741,423	4,077,877
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	1,830,508	1,691,482
KCIBT Intermediate II, Inc. +, a, e	Cash 1.00% + SF (1.00% Floor)vv	12/23/20	06/01/25	Senior	250,658	158,332
KENE Acquisition, Inc. +, a	Cash 8.25% + SF (1.00% Floor)vv	01/01/21	08/09/27	Second Lien	1,638,000	1,625,353
KENE Acquisition, Inc. +, a	Cash 8.25% + SFvv	08/05/22	08/09/27	Second Lien	984,997	977,392
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + SFv	10/05/18	07/03/24	Senior	4,302,851	4,297,427
Knowlton Development Corporation Inc. +, a, e	Cash 3.75% + SFv	06/24/22	12/22/25	Senior	1,480,620	1,470,256
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	07/30/26	Second Lien	3,212,308	2,428,762
LBM Acquisition, LLC +, a, e	Cash 3.25% + SF (0.75% Floor)v	09/07/21	12/17/27	Senior	3,228,376	4,771,300
LogMeIn, Inc. +, a, e	Cash 4.75% + SFvv	09/03/20	08/31/27	Senior	4,845,760	3,221,030
LSCS Holdings, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	02/14/22	12/16/28	Senior	2,554,500	2,515,513
Magenta Buyer LLC +, a	Cash 8.25% + SF (0.75% Floor)vv	10/13/21	07/27/29	Second Lien	2,000,000	800,000
Magenta Buyer LLC +, a	Cash 5.00% + SF (0.75% Floor)vv	08/02/21	07/27/28	Senior	3,430,000	2,454,594
Maverick Bidco, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	05/26/21	05/18/29	Second Lien	6,603,000	6,124,282
Max US BidCo, Inc. +, a	Cash 5.00% + SF (0.50% Floor)vv	10/11/23	10/03/30	Senior	5,000,000	4,686,250
McAfee Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	03/09/22	03/01/29	Senior	2,567,500	2,557,274
Medline Borrower, L.P. +, a	Cash 3.25% + SF (0.50% Floor)v	11/03/21	10/23/28	Senior	1,083,500	1,087,251
Mercury Borrower, Inc. +, a	Cash 6.50% + SF (0.50% Floor)vv	04/11/22	08/02/29	Second Lien	900,000	867,937
Mitchell International, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	10/21/21	10/15/28	Senior	3,743,000	3,737,271
Mitchell International, Inc. +, a	Cash 6.50% + SF (0.50% Floor)vv	10/26/21	10/15/29	Second Lien	1,000,000	983,855
MJH Healthcare Holdings, LLC +, a, e	Cash 3.50% + SF (0.50% Floor)vv	04/08/22	01/28/29	Senior	1,674,500	1,666,074
National Spine & Pain Centers, LLC +, a	Cash 8.50% + SFvv	04/01/23	02/13/26	Senior	463,906	178,609
Navicure, Inc. +, a, e	Cash 4.00% + SFvv	11/19/19	10/22/26	Senior	2,907,191	2,907,633
NEP Group, Inc. +, a, e	Cash 3.25% + SFv + PIK 1.50%	02/10/22	10/20/25	Senior	1,051,205	1,013,091
NEP Group, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vvvv	12/06/21	10/20/25	Senior	1,866,750	1,810,438
Netsmart Technologies, Inc. +, a	Cash 3.75% + SF (1.00% Floor)vv	07/16/18	10/01/27	Senior	2,199,735	2,201,127
NSM Top Holdings Corp. +, a	Cash 5.25% + SFvv	11/26/19	11/16/26	Senior	1,443,750	1,399,803
NSPC Intermediate II, LLC +, a, e	Cash 8.00% + SF (1.00% Floor)vv	08/15/23	02/13/26	Senior	46,876	42,155

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
NSPC Intermediate II, LLC +, a	Cash 8.00% + SF (1.00% Floor)vv	05/08/23	02/13/26	Senior	$22,601	$20,325
nThrive Health Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	05/24/22	12/18/28	Senior	1,970,000	1,570,526
Oceankey (U.S.) II Corp. +, a, e	Cash 3.50% + SF (0.05% Floor)vv	01/06/22	12/15/28	Senior	1,871,500	1,829,415
Odyssey Logistics & Technology Corp. +, a	Cash 4.50% + SF (0.50% Floor)vv	08/10/23	10/12/27	Senior	2,524,200	2,503,210
OEConnection LLC +, a	Cash 4.00% + SFvv	10/28/19	09/25/26	Senior	2,899,151	2,890,624
Olympus Water US Holding Corp. +, a, e	Cash 5.00% + SF (1.50% Floor)vv	05/24/23	11/09/28	Senior	1,500,000	1,506,851
OneDigital Borrower LLC +, a, f	Cash 4.25% + SF (0.50% Floor)vv	12/11/20	11/16/27	Senior	2,743,862	4,834,580
OneDigital Holdings, LLC +, a	Cash 6.00% + SF (0.50% Floor)v	03/21/23	11/16/27	Senior	7,646,535	7,519,888
PAI Holdco, Inc. +, a	Cash 3.75% + SF (1.00% Floor)vv	11/09/20	10/22/27	Senior	1,169,999	1,091,879
Pascal Midco 2, LLC +, a	Cash 6.00% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	13,673,306	13,573,432
PECF USS Intermediate Holding III Corporation +, a, e	Cash 4.25% + SF (0.50% Floor)vv	10/07/22	12/15/28	Senior	987,437	773,831
Peraton Corp. +, a	Cash 3.75% + SF (0.75% Floor)v	04/12/21	02/01/28	Senior	1,908,690	1,910,829
Pluto Acquisition I, Inc. +, a, e	Cash 7.00% + SF (0.50% Floor)v	07/02/21	12/14/29	Senior	3,700,000	1,303,906
Polaris Newco, LLC +, a	Cash 4.00% + SF (0.50% Floor)v	06/15/21	06/02/28	Senior	1,176,000	1,156,138
Pre-Paid Legal Services, Inc. +, a, e	Cash 7.00% + SF (0.50% Floor)v	01/18/22	12/14/29	Senior	3,700,000	3,385,500
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + SF (0.50% Floor)vv	10/05/21	10/01/29	Second Lien	1,800,000	716,139
ProAmpac PG Borrower, LLC +, a	Cash 4.50% + SF (0.75% Floor)v	09/26/23	09/15/28	Senior	2,007,790	2,013,653
Procera Networks, Inc. +, a	Cash 4.50% + SFv	11/20/18	10/31/25	Senior	1,128,717	914,261
Project Alpha Intermediate Holding, Inc. +, a	Cash 4.75% + SF (0.50% Floor)v	10/31/23	10/28/30	Senior	4,500,000	4,535,437
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	2,977,500	2,700,235
Prometric Holdings PIK, Inc. +, a	Cash 7.50% + SF (1.00% Floor)vv; PIK 9.25%	10/06/23	07/31/28	Mezzanine	7,159,000	7,106,662
Prometric Holdings, Inc. +, a	Cash 3.00% + SF (1.00% Floor)vv	10/26/23	01/31/28	Senior	5,894,407	5,899,948
Prometric Holdings, Inc. +, a	Cash 7.50% + SF (1.00% Floor)v	10/06/23	01/31/28	Senior	1,632,000	1,633,534
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	2,803,629	6,399
Radiate HoldCo, LLC +, a	Cash 3.25% + SF (0.75% Floor)vv	07/16/19	09/25/26	Senior	982,500	789,361
Radiology Partners, Inc. +, a, e	Cash 4.25% + SFvv	01/01/21	07/09/25	Senior	2,398,864	1,929,892
Radwell Parent, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	236,480
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	14,005,299	14,074,617
Radwell Parent, LLC +, a	Cash 6.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,956,472	5,986,030
Raptor Parent, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	113,461	114,312
RBMedia +, a, e	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	1,148,950	—
RC Buyer, Inc. +, a	Cash 6.25% + SF (0.75% Floor)vv	08/03/21	07/26/29	Second Lien	2,800,000	2,716,000
Recess Holdings, Inc. +, a	Cash 4.00% + SF (1.00% Floor)vv	09/06/23	03/17/27	Senior	3,800,000	3,823,667
Red Planet Borrower, LLC +, a	Cash 3.75% + SF (0.50% Floor)v	10/04/21	10/02/28	Senior	3,584,571	4,471,733
Redstone Holdco 2 L.P. +, a	Cash 4.75% + SF (0.75% Floor)v	05/10/21	04/27/28	Senior	1,083,705	825,902
Redstone Holdco 2 L.P. +, a	Cash 7.75% + SF (0.75% Floor)v	05/03/21	04/16/29	Second Lien	2,500,000	1,550,000
Rent-A-Center, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	03/02/21	02/17/28	Senior	927,340	926,580
Restaurant Technologies, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/06/22	04/02/29	Senior	3,447,500	3,415,109
Restoration Hardware, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/24/22	10/20/28	Senior	4,455,000	4,360,430
RLG Holdings, LLC +, a	Cash 4.25% + SF (0.75% Floor)v	07/19/21	07/10/28	Senior	1,965,000	1,848,280
Rocket Software, Inc. +, a, e	Cash 4.25% + SFv	12/05/18	11/28/25	Senior	5,800,482	5,695,575
Rough Country, LLC +, a	Cash 3.25% + SF (0.75% Floor)vv	08/03/21	07/26/28	Senior	1,857,250	1,851,446
Ryan, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)v	11/20/23	11/14/30	Senior	1,447,619	1,454,408
Ryan, LLC +, a	Cash 4.50% + SF (0.50% Floor)vv	11/09/23	11/14/30	Senior	152,381	152,381
Sabre GLBL Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)v	08/09/21	12/17/27	Senior	1,118,754	983,944
Sabre GLBL Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	08/09/21	12/17/27	Senior	715,945	628,056
Safe Fleet Holdings LLC +, a, b	Cash 3.75% + SF (0.50% Floor)vv	03/04/22	02/23/29	Senior	3,841,500	3,847,326
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + SF (0.75% Floor)v	04/17/20	03/16/27	Senior	795,892	795,819

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	$1,276,647	$3
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,337,500	1
Shearer's Foods, LLC +, a	Cash 3.50% + SF (1.00% Floor)v	05/17/18	09/23/27	Senior	3,074,220	3,104,569
Shearer's Foods, LLC +, a	Cash 7.75% + SF (1.00% Floor)v	10/14/20	09/22/28	Second Lien	720,000	722,704
Skopima Consilio Parent LLC +, a	Cash 4.00% + SF (0.76% Floor)vvvv	05/18/21	04/30/28	Senior	4,581,190	4,560,935
Skopima Consilio Parent LLC +, a	Cash 4.50% + SF (0.50% Floor)vv	10/11/23	05/12/28	Senior	8,300,000	8,270,576
Sorenson Communications, LLC +, a	Cash 5.50% + SF (0.75% Floor)v	03/23/21	03/12/28	Senior	2,231,428	2,170,476
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + SFvv	08/23/18	06/27/25	Senior	1,326,500	444,382
Sovos Compliance, LLC +, a	Cash 4.50% + SF (0.50% Floor)v	08/16/21	08/11/28	Senior	1,671,502	1,650,579
Spring Education Group, Inc. +, a	Cash 4.50% + SFvv	09/29/23	10/04/30	Senior	4,506,049	4,523,510
SSH Group Holdings, Inc. +, a	Cash 4.25% + SFv	06/05/19	07/30/25	Senior	3,332,161	3,345,073
Star US Bidco, LLC +, a	Cash 4.25% + SF (1.00% Floor)v	04/24/20	03/17/27	Senior	1,254,072	1,854,673
Surgery Center Holdings, Inc. +, a, f	Cash 3.50% + SFvv	12/05/23	12/19/30	Senior	897,089	901,862
Tank Holding Corp. +, a, e	Cash 6.00% + SF (0.75% Floor)vv	03/31/22	03/31/28	Senior	—	186,081
Tank Holdings Corporation +, a	Cash 5.75% + SF (0.75% Floor)vv	04/11/22	03/31/28	Senior	21,276,675	20,373,898
Telenet Financing USD LLC +, a	Cash 2.00% + SFv	04/27/20	04/30/28	Senior	1,400,000	1,394,575
Thevelia (US), LLC +, a, e	Cash 4.75% + SFvv	03/29/23	06/18/29	Senior	6,887,889	6,900,763
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	15,494,490	15,389,869
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + SF (1.00% Floor)v	02/26/19	02/26/26	Mezzanine	34,070,313	33,842,655
Tory Burch LLC +, a, e	Cash 3.50% + SF (0.50% Floor)v	04/30/21	04/16/28	Senior	977,500	974,469
Trident TPI Holdings, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	09/22/21	09/15/28	Senior	1,667,064	1,660,445
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	11,458,125	10,464,747
Triton Water Holdings, Inc. +, a	Cash 3.50% + SF (0.50% Floor)vv	04/19/21	03/31/28	Senior	1,368,503	1,354,766
UKG Inc. +, a	Cash 3.25% + SF (0.75% Floor)vv	07/13/20	05/04/26	Senior	972,693	974,090
Upstream Newco, Inc. +, a	Cash 4.25% + SFvv	08/04/21	11/20/26	Senior	3,421,250	5,877,635
Utz Quality Foods, LLC +, a	Cash 3.00% + SFvv	01/29/21	01/20/28	Senior	3,598,263	3,598,238
VeriFone Systems, Inc. +, a	Cash 4.00% + SFvv	09/25/19	08/20/25	Senior	3,514,708	3,411,463
Virtusa Corporation +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	2,167,000	2,166,904
Vision Solutions, Inc. +, a	Cash 4.25% + SF (0.75% Floor)vv	05/06/21	04/24/28	Senior	3,822,000	3,792,007
Vision Solutions, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	09/07/21	04/23/29	Second Lien	2,300,000	2,118,875
VS Buyer, LLC +, a	Cash 3.00% + SFvv	04/10/20	02/28/27	Senior	1,930,000	1,928,619
Weld North Education LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	01/06/21	12/15/27	Senior	1,264,250	1,262,419
Weld North Education LLC +, a	Cash 3.75% + SF (0.50% Floor)vv	11/27/23	12/21/27	Senior	3,255,859	2,996,357
WHCG Purchaser, Inc. +, a, b	PIK 20% + SF (1.00% Floor)vv	09/19/23	06/22/28	Senior	3,098,152	3,245,873
Windsor Holdings III, LLC +, a	Cash 4.50% + SFv	08/07/23	08/01/30	Senior	1,900,000	1,911,833
Woof Holdings, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	01/08/21	12/22/28	Second Lien	7,200,000	5,223,977
Woof Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	09/26/23	12/21/27	Senior	1,994,885	2,434,050
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.00% + SF (0.75% Floor)vv	08/03/21	07/26/28	Senior	2,652,750	2,599,404
YI Group Midco, LLC +, a	Cash 5.75% + SF (1.00% Floor)vv	12/01/23	12/01/29	Senior	960,229	6,022,556
Zacapa S.à.r.l. +, a, e	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	07/02/25	Senior	2,207,878	2,201,051
Total North America (5.04%)						710,828,781
Rest of World (0.02%)
Gems Education +, a, e	Cash 4.75% + SFv	08/15/22	07/31/26	Senior	1,970,187	1,980,865
Total Rest of World (0.02%)						1,980,865
Western Europe (2.47%)
Acuris Finance US, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	03/11/21	02/16/28	Senior	677,083	677,720
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	13,084,544	14,315,000
AEA International Holdings (Luxembourg) S.à.r.l. +, a	Cash 3.75% + SF (0.50% Floor)vv	09/15/21	09/07/28	Senior	2,259,750	2,262,453
AI PLEX AcquiCo GmbH +, a, e	Cash 5.00% + SFv	08/23/19	07/31/26	Senior	4,807,218	4,255,296
Albion Financing 3 S.à.r.l +, a	Cash 5.25% + SF (0.50% Floor)vv	01/14/22	08/17/26	Senior	2,456,250	2,468,890

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Alcumus +, a, e	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	$1,984,236	$1,923,771
Altice France S.A. +, a, e	Cash 5.50% + SFvv	01/27/21	08/14/26	Senior	3,824,170	3,575,064
Asgard Investments B.V. +, a	Cash 5.50% + E##	03/15/22	03/15/29	Senior	13,721,320	13,615,048
Aston Finco S.à.r.l. +, a	Cash 4.25% + SFv	11/14/19	10/09/26	Senior	2,695,000	2,291,222
Aston Finco S.à.r.l. +, a	Cash 8.25% + S>	10/25/19	10/09/27	Second Lien	36,733,592	31,156,905
Auris Luxembourg III S.à.r.l. +, a, f	Cash 3.75% + SFvv	04/04/19	02/27/26	Senior	956,203	5,879,722
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,106,807
BK LC Lux SPV S.à.r.l. +, a	Cash 3.25% + SF (0.50% Floor)vv	07/09/21	04/28/28	Senior	1,746,468	741,893
CD&R Firefly Bidco Limited +, a	Cash 4.75% + S>>	08/31/18	06/23/25	Senior	7,113,072	6,889,551
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + SFv	02/28/22	08/31/30	Mezzanine	6,575,005	6,600,949
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	940,656	949,925
Cidron Kuma 2 S.à.r.l. +, a	Cash 7.00% + E (0.50% Floor)###	01/01/21	02/28/26	Second Lien	1,146,938	778,426
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,189,451
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	928,681
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	26,760,488	29,275,944
CTEC III GmbH +, a	Cash 3.75% + E##	03/29/18	03/07/25	Senior	4,055,926	3,522,390
Dragon Bidco Limited +, a	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	8,941,459	8,595,078
Eagle Bidco Limited +, a	Cash 3.75% + E#	09/07/23	03/20/28	Senior	7,386,454	7,463,645
Envirotainer +, a, e	Cash 5.75% + E##	07/29/22	07/27/29	Senior	8,191,195	8,758,109
Envirotainer +, a	Cash 5.75% + SF (0.75% Floor)vv	07/29/22	07/27/29	Senior	4,089,559	4,032,615
Financière Mendel +, a	Cash 4.25% + SFvv	12/06/23	11/12/30	Senior	2,400,000	2,407,128
Fusilli AcquiCo S.à.r.l. +, a, e	Cash 5.25% + E###	01/27/22	04/12/26	Senior	2,764,167	2,527,306
Grupo Iberica de Congelados, SA +, a	Cash 7.12% + E#	06/28/19	11/28/24	Senior	1,074,234	821,289
HIG Finance 2 Limited +, a	Cash 3.25% + E (0.75% Floor)## + P 2.25% (1.75% Floor)	10/05/21	11/12/27	Senior	3,143,951	3,147,832
HNVR Holdco Limited +, a, e	Cash 5.50% + E###	01/25/22	09/12/27	Senior	3,321,745	3,318,814
Holding Socotec SAS +, a	Cash 4.00% + SF (0.75% Floor)vv	09/10/21	06/30/28	Senior	1,470,000	1,458,975
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	1,777,500	1,769,312
Hunter Holdco 3 Limited +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	3,085,188	3,082,611
IGT Holding IV AB +, a	Cash 4.80% + SF (0.50% Floor)vv	07/21/21	03/31/28	Senior	1,852,500	1,850,060
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,995,000	1,960,150
INNIO Group Holding GmbH +, a, f	Cash 4.25% + SFvvv	12/13/23	11/02/28	Senior	2,511,634	2,516,883
International Park Holdings B.V. +, a	Cash 5.00% + E#	11/16/21	06/13/24	Senior	2,967,557	2,894,987
ION Trading Finance Limited +, a	Cash 4.75% + SF (1.00% Floor)vv	05/25/21	04/01/28	Senior	2,737,000	2,735,542
Lernen Bidco Ltd. +, a, e	Cash 4.75% + E##	06/16/23	04/24/29	Senior	6,523,196	6,635,242
Loire UK Midco 3 Limited +, a	Cash 3.50% + SF (0.75% Floor)vv	07/09/21	04/21/27	Senior	1,264,361	1,235,021
Loire UK Midco 3 Limited +, a	Cash 3.00% + SFv	06/08/20	04/21/27	Senior	1,355,176	1,323,624
Mar Bidco S.à.r.l. +, a	Cash 4.25% + SFvv	07/30/21	07/06/28	Senior	2,940,000	2,785,875
Matador Bidco S.à.r.l. +, a	Cash 4.50% + SF (0.76% Floor)v	11/12/19	10/15/26	Senior	3,023,676	3,043,330
Nomad Foods Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	12/09/22	11/12/29	Senior	1,173,110	1,178,043
Nouryon Finance B.V. +, a	Cash 4.00% + SFvv	03/03/23	04/03/28	Senior	2,394,000	2,399,940
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	29,894,215	30,263,176
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	1,477,500	1,462,697
Pegasus BidCo B.V. +, a	Cash 4.25% + SF (0.50% Floor)vv	08/08/22	07/12/29	Senior	2,744,630	2,743,274
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	10,163,513	10,288,038
RC Acquisition II B.V. +, a	Cash 6.25% + E##	12/19/23	12/18/30	Senior	8,405,600	9,031,867

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Sapphire Bidco B.V. +, a	Cash 3.00% + E##	05/25/18	05/05/25	Senior	$2,271,578	$2,221,006
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	16,653,255	14,575,693
Sevetys Invest +, a	Cash 6.25% + E##	12/16/22	12/07/28	Senior	15,740,503	15,851,351
Sigma Holdco B.V. +, a	Cash 4.75% + SFvvv	09/20/23	01/02/28	Senior	5,600,000	5,514,600
Skywalker BidCo GmbH +, a	Cash 6.00% + E###	12/20/23	12/20/30	Senior	6,832,400	7,368,299
Spinnaker DebtCo Limited +, a	Cash 6.25% + E##	12/21/22	12/14/29	Senior	15,346,207	15,799,625
Starfruit Finco B.V. +, a	Cash 2.75% + SFvv	11/14/18	10/01/25	Senior	2,743,121	2,750,352
Summer (BC) Bidco B LLC +, a	Cash 4.50% + SF (0.75% Floor)vv	09/08/21	12/04/26	Senior	980,000	969,406
Sunshine Luxembourg VII S.à.r.l. +, a, e	Cash 3.50% + SF (0.75% Floor)vv	10/22/19	10/01/26	Senior	2,715,375	2,726,071
team.blue Finco S.à.r.l. +, a	Cash 3.75% + E#	06/25/21	03/27/28	Senior	4,043,536	3,664,271
TMF Sapphire Bidco B.V. +, a	Cash 5.00% + SFvvv	07/25/23	05/03/28	Senior	1,400,000	1,411,669
Vertical Midco GmbH +, a	Cash 3.50% + SFvv	09/09/20	07/30/27	Senior	3,881,348	3,886,821
Virgin Media Bristol, LLC +, a	Cash 2.50% + SFv	02/07/18	01/31/28	Senior	5,486,250	5,489,302
Total Western Europe (2.47%)						348,364,037
Total Direct Debt (7.94%)						$1,118,781,556
Total Direct Investments (69.20%)						$9,754,715,587
Secondary Investments *, c (12.18%)

	Acquisition Date	Fair Value
Asia - Pacific (1.08%)
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	$201,065
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	96,683,075
TPG Asia VII (B), L.P. +, a, e	12/07/18	21,258,607
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	52,022
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	1
TRG Growth Partnership II, L.P. +, a, e	07/08/10	148,173
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	29,805,231
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,734,670
Total Asia - Pacific (1.08%)		151,882,844
North America (8.43%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	4,635
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	9,503
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	4,643
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	39,959,784
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	35,010,607
Avenue Golden Continuation Fund PV, L.P. +, a	07/29/22	8,752,651
Bain Capital Fund X, L.P. +, a, e	06/30/11	4,598,744
Berkshire Fund VIII, L.P. +, a, e	09/03/21	32,817,863
Berkshire Fund X-A, L.P. +, a, e	09/03/21	13,489,061
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	35,946
Carlyle Partners VII, L.P. +, a, e	02/15/23	25,010,578
Carlyle Partners VIII, L.P. +, a, e	03/10/23	4,100,969
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	120,454
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	32,393
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	6,535,335
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	4,035,260
EETF Sidecar, L.P. +, a, e	04/30/21	5,168,275
EETF Sidecar, L.P. +, a	04/30/21	847,595
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,178,672

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	$2,887,883
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	3,108,215
Energy Capital Partners III, L.P. +, a, e	02/01/21	5,092,406
Frazier Healthcare VI, L.P. +, a, e	06/30/12	154,710
FS Equity Partners V, L.P. +, a, e	08/07/12	220,658
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	77,222,567
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	5,812,400
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	1,019,625
Genstar Capital Partners V, L.P. +, a, e	09/30/15	1,863
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	42,284,810
Gridiron Energy Feeder I, L.P. +, a	05/15/17	36,507,697
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	108,211
Gryphon Partners IV L.P. +, a, e	02/08/16	17,647,358
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	128,833
Icon Partners IV, L.P. +, a	05/26/21	31,802,991
Icon Partners V, L.P. +, a	12/27/21	81,675,544
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	55,606,474
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	122,058,589
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	34,244,091
Lee Equity Partners II, L.P. +, a, e	06/30/17	6,570,076
Lee Equity Partners Realization Fund, L.P. +, a, e	06/30/17	6,574,039
LEP Captive Co-Invest II, L.P. +, a, e	07/01/22	17,080,163
Madison Dearborn Capital Partners V, L.P. +, a, e	03/31/11	80,237
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	7,525,581
MidOcean Partners III, L.P. +, a, e	06/30/11	343
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	142,506
New Enterprise Associates 17, L.P. +, a	09/30/20	6,461,372
Northgate Growth Fund, L.P. +, a	12/20/19	6,709,659
NVP VIII PG, L.P. +, a, e	05/31/19	88,276,561
Oak Investment Partners XII, L.P. +, a, e	06/28/12	38,714
Pamlico Capital GP II, LLC +, a, e	03/31/14	2,523
Providence Equity Partners IV, L.P. +, a, e	06/30/11	929
Providence Equity Partners V, L.P. +, a, e	06/30/11	6,682
Providence Equity Partners VI-A, L.P. +, a, e	06/30/11	224,944
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1,763,865
PT2, L.P. +, a, e	12/21/21	12,574,678
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	98,978,661
Samson Partners, L.P. +, a	12/21/20	44,708,201
Silver Lake Partners III, L.P. +, a, e	03/31/13	874,046
Silver Lake Partners V, L.P. +, a	09/30/20	5,381,239
Silver Lake Partners VI, L.P. +, a	09/30/22	31,052,268
SL SPV-1, L.P. +, a, e	12/01/17	3,066,253
SL SPV-2, L.P. +, a, e	06/30/10	6,495,994
Sun Capital Partners V, L.P. +, a, e	09/30/13	1,497,274
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	64,516
TA XI, L.P. +, a, e	09/30/15	534,594
TCV VII (A), L.P. +, a, e	09/30/13	291,067
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	304,239
TPG Partners V, L.P. +, a, e	07/11/11	5,018
TPG Partners VI, L.P. +, a, e	12/31/12	334,307
Trident VIII, L.P. +, a	09/30/22	30,195,107
Vistria Fund III, L.P. +, a	07/29/19	15,703,686
Vistria Fund IV, L.P. +, a	10/01/22	39,194,153

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Vistria Fund V, L.P. +, a	03/31/23	$2,454,997
Warburg Pincus Private Equity X, L.P. +, a, e	09/28/12	183,120
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	48,967,520
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	12/20/18	4,791,365
Total North America (8.43%)		1,188,408,390
Western Europe (2.67%)
3i Eurofund Vb, L.P. +, a, e	09/30/09	39,150
3i Growth Capital B, L.P. +, a, e	10/01/14	71,763
Abingworth Bioventures III, L.P. +, a, e	09/30/15	4,136
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	26,404
Advent International GPE VI, L.P. +, a, e	09/30/10	296,263
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a	12/15/23	14,180,080
Apax Europe VI - A, L.P. +, a, e	07/01/11	51,596
Apax Europe VII - B, L.P. +, a, e	04/30/11	5,150
Astorg IQ-EQ Fund SCSp +, a	01/13/22	24,872,019
BC European Capital IX, L.P. +, a, e	09/30/14	1,972,904
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	23,792
Carlyle Europe Partners III, L.P. +, a	12/28/12	116,860
Carlyle Europe Partners III, L.P. +, a, e	03/31/13	152,509
CCP IX L.P. No.2 +, a	09/30/14	28,929
CD&R Value Building Partners I, L.P. +, a, e	12/17/21	64,300,729
Daiwa ICP European Infrastructure 1, L.P. +, a	12/22/22	62,056,464
EPIC I-b Fund SLP +, a, e	11/30/20	21,583,582
ESP Golden Bear Europe Fund +, a, e	12/31/16	2,175,296
Galileo III FCPR +, a	09/30/15	30,568
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	213,128
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	16,021
KKR European Fund III, L.P. +, a, e	11/01/10	100,707
Montagu+ SCSp +, a	12/06/21	47,635,115
Permira Europe II, L.P. +, a, e	11/29/13	19,523
Permira Europe III, L.P. +, a	09/30/15	3,180
Permira Europe III, L.P. +, a, e	09/30/13	5,047
Permira IV, L.P. +, a, e	09/30/13	5,552,716
Permira VII L.P. +, a	09/29/22	37,750,197
Rivean Special Opportunity Fund I Coöperatief U.A. +, a	11/29/22	52,071,019
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	368,487
STG Alternative Investments S.C.A. SICAV-RAIF +, a	09/17/21	29,013,809
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	7,070,540
Trilantic Europe VI SCSp +, a, e	12/10/20	4,718,882
Total Western Europe (2.67%)		376,526,565
Total Secondary Investments (12.18%)		$1,716,817,799
Primary Investments *, c (14.77%)
Asia - Pacific (0.95%)
Bain Capital Asia V, L.P. +, a	09/01/23	29,276
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	446,947
BGH Capital Fund I +, a, e	03/01/18	18,579,130
BGH Capital VCLP II +, a, e	02/01/22	1
CPEChina Fund III, L.P. +, a, e	03/28/18	31,065,731
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	—
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,256,899
Hony Capital Partners V, L.P. +, a, e	12/15/11	2,786,276

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Asia - Pacific (continued)
J-STAR No.4-C, L.P. +, a	08/02/19	$19,534,919
J-STAR No.5-B, L.P. +, a	02/28/22	1,207,682
Kedaara Capital III Limited +, a, e	06/17/21	5,947,968
KKR Asian Fund IV SCSp +, a, e	05/29/20	3,382,411
Primavera Capital Fund III L.P. +, a, e	05/09/18	11,259,620
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	4,241,311
Southern Capital Fund IV L.P. +, a, e	01/26/18	2,935,574
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	9,062,295
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	4,722,744
Trustbridge Partners VI, L.P. +, a, e	04/12/18	10,241,408
Total Asia - Pacific (0.95%)		133,700,192
North America (8.90%)
Advent Global Technology, L.P. +, a	06/25/19	2,800,240
AEA Investors Fund VII L.P. +, a	02/08/19	4,101,512
American Industrial Partners Capital Fund VII, L.P. +, a	03/29/19	20,476,600
American Industrial Partners Capital Fund VIII, L.P. +, a	07/10/23	1
Apollo Investment Fund IX, L.P +, a, e	06/01/17	35,386,006
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	3,118,183
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	1,971,119
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,704,855
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	2,433,321
Avista Capital Partners II, L.P. +, a, e	01/01/14	260
Bain Capital Fund XII, L.P. +, a, e	06/30/17	21,583,242
Bain Capital Fund XIII, L.P. +, a	08/07/20	13,880,754
Barings Transportation Fund, L.P. +, a, e	09/23/21	13,438,932
Berkshire Fund IX, L.P. +, a, e	03/18/16	13,606,991
Berkshire Fund XI-TE, L.P. +, a, e	12/18/23	—
Caltius Partners V-A, L.P. +, a, e	12/02/14	7,348,092
Carlyle Partners VII, L.P. +, a	11/29/17	58,036,127
Carlyle Partners VIII, L.P. +, a, e	09/10/21	4,851,887
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	04/27/22	865,188
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	7,159,361
Clayton, Dubilier & Rice Fund X, L.P. +, a	12/13/16	27,205,214
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	17,562,049
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	1
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	31,050,955
Clearlake Capital Partners VI, L.P. +, a	12/10/19	21,856,922
Clearlake Capital Partners VII, L.P. +, a	09/23/21	9,327,823
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	582,616
Cressey & Company Fund VII-A L.P. +, a	06/30/22	1
ECP V, LP +, a, e	08/19/22	2,360,772
Frazier Healthcare Growth Buyout Fund X, L.P. +, a	03/10/21	6,486,662
Genstar AMBA CV, L.P. +, a, e	04/01/23	534,457
Genstar Capital Partners IX, L.P. +, a	02/21/19	22,828,961
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	1,051,963
Genstar Capital Partners VII, L.P. +, a	06/26/15	6,647,614
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	32,594,458
Genstar Capital Partners X, L.P. +, a	04/01/21	10,334,517
Genstar Capital Partners XI, L.P. +, a	04/26/23	24,652
Genstar X Opportunities Fund, L.P. +, a	08/13/21	2,450,512
Genstar XI Opportunities Fund, L.P. +, a	04/26/23	411,746
GI Data Infrastructure Fund II LP +, a, e	01/27/23	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	$7,984,131
Green Equity Investors IX, L.P. +, a, e	03/01/22	367,809
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	31,820,380
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	5,466,211
Gryphon Partners V, L.P. +, a, e	02/23/18	10,840,015
Gryphon Partners VI, L.P. +, a, e	12/17/20	9,973,928
Harvest Partners IX, L.P. +, a, e	09/24/21	4,632,404
Harvest Partners VII, L.P. +, a	12/14/15	10,843,777
Harvest Partners VIII, L.P. +, a	12/19/18	23,436,794
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	598,532
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	11,892,938
Hellman & Friedman Capital Partners XI, LP +, a, e	03/31/23	—
HGGC Fund IV, L.P. +, a, e	04/08/22	2,253,283
Icon Partners IV, L.P. +, a, e	09/01/21	5,423,530
Icon Partners V, L.P. +, a, e	12/27/21	8,026,110
Insight Partners XII (Co-Investors), L.P. +, a	05/14/21	1,522,551
Insight Partners XIII, L.P. +, a, e	12/23/22	—
Insight Venture Partners X, L.P. +, a, e	07/06/18	15,076,671
Insight Venture Partners XI, L.P. +, a, e	12/17/19	7,066,443
Insight Ventures Partners XII, L.P. +, a, e	05/14/21	4,976,755
Jade Equity Investors II, L.P. +, a, e	03/01/22	1
Khosla Ventures VIII, L.P. +, a, e	01/06/23	135,678
KKR Americas Fund XII L.P. +, a, e	01/31/18	30,155,323
KKR Associates Indigo Equity Partners, L.P. +, a, e	10/01/22	1,754,282
KKR North America Fund XI, L.P. +, a, e	02/01/12	3,791,853
KKR North America Fund XIII, SCSP +, a, e	04/06/21	4,749,400
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	10,885,624
Kohlberg Investors X, L.P. +, a, e	10/06/23	—
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	26,756,507
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	24,782,574
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	18,480,455
Lerer Hippeau Select Fund III, L.P. +, a	12/20/19	6,642,268
Lerer Hippeau VII, L.P. +, a	12/20/19	3,472,554
Lux Total Opportunities, L.P. +, a	05/28/21	2,390,503
Lux Ventures VII, L.P. +, a	05/28/21	793,877
Lux Ventures VIII, L.P. +, a	04/03/23	318,267
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	7,133,254
Mayfield Select III, L.P. +, a, e	05/01/23	—
Mayfield XVII, L.P. +, a, e	05/01/23	—
Nautic Partners IX-A, L.P. +, a	03/12/19	6,616,707
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,617,133
Nautic Partners X-A, L.P. +, a	07/19/21	5,086,122
NEA 18 Venture Growth Equity, L.P. +, a	12/22/21	818,145
New Enterprise Associates 14, L.P. +, a	05/04/12	8,089,036
New Enterprise Associates 17, L.P. +, a	06/06/19	8,751,861
New Enterprise Associates 18, L.P. +, a	12/22/21	1,145,958
New Mountain Capital V, L.P. +, a, e	06/29/17	35,097,076
New Mountain Partners VI, L.P. +, a, e	10/16/20	18,265,478
New Mountain Partners VII, L.P. +, a, e	04/06/23	—
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	21,681,310
NexPhase Capital Fund V, L.P. +, a	08/04/23	8,846
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	13,849,224
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	33,276,528

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	$2,610,127
Pamlico Capital V, L.P. +, a	02/03/20	3,574,766
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1,094,413
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	4,012,923
Silver Lake Partners IV, L.P. +, a, e	07/30/12	15,415,916
Silver Lake Partners V, L.P. +, a, e	03/31/17	46,123,966
Silver Lake Partners VI, L.P. +, a, e	06/04/20	6,114,504
Silver Lake Partners VII, L.P. +, a, e	05/26/22	1
Spark Capital Growth Fund IV, L.P. +, a	10/14/21	2,394,060
Spark Capital VII, L.P. +, a	10/14/21	1,523,010
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	5,189,026
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	1,385,843
TA Select Opportunities Fund II-B, L.P. +, a	05/27/21	1,610,091
TA XIII-B, L.P. +, a	05/02/19	19,016,748
TA XIV-B, L.P. +, a	05/27/21	8,140,002
TCV X, L.P. +, a	08/31/18	13,439,114
TCV XI (A), L.P. +, a	10/02/20	6,417,924
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	8,233,994
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	8,358,349
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	7,672,811
TPG Partners IX, L.P. +, a, e	12/23/22	504,927
TPG Partners VII, L.P. +, a, e	03/01/16	6,125,213
TPG Partners VIII, L.P. +, a	01/31/19	11,950,069
Trident IX, L.P. +, a, e	11/19/21	2,436,266
Trident IX, L.P. +, a	11/19/21	6,334,296
Trident VII, L.P. +, a	09/22/16	43,348,913
Trident VIII, L.P. +, a	04/05/19	24,392,700
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	20,615,909
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	4,608,493
Vistria Fund II, L.P. +, a, e	12/19/17	12,329,632
Vistria Fund III, L.P. +, a	06/19/19	15,703,686
Vistria Fund IV, L.P. +, a	03/31/21	14,072,194
Vistria Fund V, L.P. +, a	10/31/23	51,240
Warburg Pincus Global Growth 14, L.P. +, a	01/31/22	2,908,067
Warburg Pincus Global Growth, L.P. +, a	11/20/18	12,182,514
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/19/14	12,471,435
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	12/20/18	17,248,916
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a	01/19/22	1,068,581
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	5,923,202
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,522,522
Total North America (8.90%)		1,254,949,035
Rest of World (0.80%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	10,972,357
Altra Private Equity Fund II, L.P. +, a, e	12/07/12	794,847
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,143,289
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	96,394,127
Total Rest of World (0.80%)		113,304,620
Western Europe (4.12%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	3,773,711
Advent International GPE IX-C, L.P. +, a	05/31/19	27,312,244
Advent International GPE VII-B, L.P. +, a	07/01/12	1,770,587

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
Advent International GPE VIII-C, L.P +, a	03/22/16	$10,712,219
Advent International GPE X (USD) +, a	05/31/22	6,242,512
Apax X USD L.P. +, a, e	07/16/19	20,720,863
APAX XI USD L.P. +, a, e	06/30/22	1
Astorg Mid-Cap +, a, e	02/22/21	2,418,100
Astorg VI, FCPI +, a	06/30/16	4,792,414
Astorg VIII S.à.r.l. +, a	12/17/21	6,356,021
Axcel VI K/S +, a, e	02/21/20	22,535,275
Axcel VII K/S +, a	05/17/23	1
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	4,813,986
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	500,050
BC Partners XI, L.P. +, a, e	12/18/20	21,604,830
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	3,895,807
Capvis Equity V L.P. +, a, e	01/17/18	23,267,734
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	564,042
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	7,667,581
CD&R Value Building Partners I, L.P. +, a, e	12/17/21	7,998,090
Charterhouse Capital Partners XI +, a, e	11/26/21	3,261,023
CVC Capital Partners IX L.P. +, a, e	05/12/23	—
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	6,807,158
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	1,757,827
DPE Deutschland IV +, a, e	08/24/20	3,495,512
EQT IX, L.P. (USD) +, a, e	05/15/20	21,595,269
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	14,590,182
EQT X, L.P. (USD) +, a, e	04/28/22	4,013,480
Exponent Private Equity Partners V, L.P. +, a, e	09/14/23	—
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	26,949,559
Graphite Capital Partners IX L.P. +, a	04/11/18	12,739,159
Hg Genesis 10 L.P. +, a	04/14/22	2,797,725
Hg Mercury 4 L.P. +, a, e	01/12/23	6,348
Hg Saturn 3 L.P. +, a	02/25/22	7,214,501
Hg Saturn I L.P. +, a, e	06/28/18	27,065,958
HgCapital 8 L.P. +, a	12/19/16	22,666,689
HgCapital Mercury 2 +, a, e	02/15/17	19,476,312
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	17,995,949
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	31,976,736
KKR European Fund VI (USD) +, a, e	11/01/21	4,047,216
Livingbridge 7 L.P. +, a, e	09/04/20	12,270,055
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	14,964,581
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	2,426,266
Nordic Capital IX, L.P. +, a, e	07/18/17	40,462,769
Nordic Capital X, L.P. +, a, e	09/30/20	23,985,991
Nordic Capital XI, L.P. +, a, e	05/01/22	2,169,689
Oakley Capital Fund V, SCSp +, a, e	04/28/22	1,599,019
PAI Europe VI-1, L.P. +, a, e	03/12/15	5,390,090
PAI Partners VIII-1 SCSp +, a, e	12/17/21	225,638
Permira VII L.P. +, a	06/21/19	27,451,129
Permira VIII SCSp +, a, e	02/10/22	7,697,577
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a	05/31/23	32,221
Rivean Capital Fund VII Cooperatief U.A. +, a	05/24/23	1
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	7,130,182
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	1
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	29,364

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
The Seventh Cinven Fund, L.P. +, a	04/16/19	$29,059,893
Vitruvian Investment Partnership V +, a	10/07/22	662,394
Total Western Europe (4.12%)		580,959,531
Total Primary Investments (14.77%)		$2,082,913,378

Total Private Equity Investments (Cost $9,632,541,282)(96.15%)		$13,554,446,764

Total Investments (Cost $9,830,690,865)(97.76%)		13,780,879,989

Other Assets in Excess of Liabilities (2.24%)		316,107,380

Net Assets (100.00%)		$14,096,987,369

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to "qualified institutional buyers" in accordance with Rule 144(a)(1) under the Securities Act). At December 31, 2023, the aggregate value of these securities is $44,928,528 or 0.31% of the Fund's net assets.

#	As of December 31, 2023, 1 month EURIBOR was 3.85%.

##	As of December 31, 2023, 3 month EURIBOR was 3.91%.

###	As of December 31, 2023, 6 month EURIBOR was 3.86%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of December 31, 2023, 1 month Bank Bill Swap Rate was 4.31%.

††	As of December 31, 2023, 3 month Bank Bill Swap Rate was 4.36%.

>	As of December 31, 2023, 1 month Sterling Overnight Interbank Average Rate was 5.19%.

>>	As of December 31, 2023, 3 month Sterling Overnight Interbank Average Rate was 5.19%.

>>>	As of December 31, 2023, 6 month Sterling Overnight Interbank Average Rate was 5.14%.

¤ ¤	As of December 31, 2023, 3 month Stockholm Interbank Offered Rate was 4.05%.

v	As of December 31, 2023, 1 month Secured Overnight Financing Rate was 5.35%.

vv	As of December 31, 2023, 3 month Secured Overnight Financing Rate was 5.33%.

vvv	As of December 31, 2023, 6 month Secured Overnight Financing Rate was 5.16%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2023 was $13,554,446,764, or 96.15% of net assets. As of December 31, 2023, the aggregate cost of each investment restricted to resale was $15,568,606, $10,621,500, $26,724,619, $7,101,543, $5,433,284, $48,899,552, $7,817,081, $1,209,388, $22,978,363, $7,228,256, $520,240, $1,927,535, $15,533,913, $126,985,067, $24,784,703, $27,959,148, $10,285,568, $36,322,745, $8,255,636, $35,317,661, $150,000, $4,168,272, $17,127,003, $56,634, $114,646,566, $5,604,217, $122,578,028, $94,154, $33,231,255, $3,120,000, $1,348,750, $3,629,300, $119,978,433, $42,624,450, $107,123,942, $4,258,337, $59,885,470, $60,641,828, $42,177,986, $94,861,790, $103,079,624, $56,985,983, $9,367,969, $47,761,620, $15,617,280, $62,631,543, $122,197,759, $151,702,453, $250,000, $1, $47,583,000, $1,111,078, $9,683,863, $187,500,000, $61,566,000, $252,000, $83,828,190, $11,341,677, $317,827, $172,633, $37,921,966, $22,737,472, $0, $60,534,545, $23,297,435, $15,306,665, $45,225,381, $40,498,701, $38,238,497, $32,126,730, $42,107,458, $1,120,924, $13,722,831, $9,357,130, $1, $3, $1,201,845, $28,760,676, $46,927,567, $28,417,946, $55,007,012, $14,874,473, $90,509,738, $178,485,000, $31,855,184, $51,287,146, $5,013,868, $71,817,900, $4,632,829, $3,612,204, $22,340,802, $45,760,200, $18,765,475, $2,316,000, $68,399,200, $1,441,200, $7,070,769, $17,510,132, $69,246,328, $6,195,472, $12,009,114, $3,796,283, $264,490, $21,810,718, $402,797, $149,423,941, $89,101,353, $33,206, $83,976,881, $78,503,589, $27,818,080, $14,672,982, $465,142, $60,730,492, $47,337,703, $26,042,680, $6,667,123, $88,276,348, $8,322,184, $745,309, $1,045,423, $2,480,124, $22,020,550, $52,429,641, $11,664,382, $42,821,436, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $10,370,882, $7,793, $1,577,860, $13,936,692, $40,092,414, $9,770,324, $64,619,159, $15,139,432, $76,735,181, $13,620, $40,775,357, $41,647,590, $5,073,504, $43,707,097, $93,661,837, $95,734,502, $0, $4,759,308, $48,680,396, $1,453,837, $97,483,897, $6,616,483, $115,820,054, $128,682, $1,135,700, $102,497,783, $1,063,586, $5,337,259, $88,079,152, $73,161,629, $1,773, $112,190,937, $88,912, $6,275,980, $23,877,358, $1,183,250, $40,573, $771,358, $9,449, $247,670, $33,400,016, $51,322,097, $36,261,531, $2,858,842, $42,469,064, $12,156,155, $302,803, $26,591, $3,389,622, $8,834,459, $56,519,570, $34,731,898, $3,381,170, $936,729, $42,986,878, $26,300,998, $2,684,623, $11,821,703, $1,265,160, $3,458,219, $12,582,993, $4,598,548, $10,052,824, $10,201,750, $1,245,341, $1,650,208, $2,137,207, $1,828,724, $975,284, $990,146, $1,363,942, $2,866,912, $968,016, $6,837,095, $1,283,804, $8,194,973, $2,050,950, $981,141, $969,617, $1,372,932, $1,065,663, $7,049,858, $4,562,008, $1,695,309, $2,723,874, $3,893,477, $3,186,140, $1,975,841, $2,234,298, $3,495,301, $5,424,436, $18,633,384, $6,899,057, $1,656,949, $57,549, $1,638,242, $3,899,292, $3,772,719, $1,372,474, $2,977,921, $1,993,357, $967,982, $3,282,228, $1,422,954, $6,894, $2,917,789, $1,254,719, $3,279,990, $1,660,008, $1,600,483, $2,817,737, $30,282,850, $1,394,688, $1,174,716, $2,906,957, $8,358,749, $692,859, $4,505,054, $4,460,382, $2,011,913, $2,860,177, $1,927,020, $959,987, $2,041,623, $284,727, $11,885,436, $1,566,077, $2,235,459, $1,263,119, $28,748,196, $433,911, $2,148,415, $1,654,504, $1,858,704, $4,027,226, $828,081, $3,785,184, $1,562,545, $3,887,555, $13,559,819, $19,271,232, $2,048,986, $1,024,150, $868,532, $3,326,395, $472,062, $1,899,217, $950,001, $1,740,509, $1,791,000, $5,780,054, $11,715,424, $3,600,000, $4,083,333, $2,081,278, $-81, $1,389,548, $1,086,776, $4,743,567, $1,235,151, $969,493, $1,414,921, $19,842,808, $4,071,970, $1,708,237, $242,576, $1,617,690, $965,806, $4,266,210, $1,459,185, $3,171,971, $4,739,372, $4,783,385, $2,538,121, $1,984,056, $3,405,500, $6,578,188, $4,755,494, $2,550,942, $1,076,818, $900,000, $3,712,967, $992,356, $1,668,579, $502,850, $2,887,996, $1,056,331, $1,886,178, $2,186,901, $1,433,249, $45,143, $22,601, $1,890,811, $1,852,714, $2,471,483, $2,883,186, $1,426,463, $4,790,146, $7,481,166, $1,161,744, $13,448,026, $914,916, $1,897,514, $1,657,500, $1,168,977, $3,673,955, $1,785,993, $1,988,437, $1,127,095, $4,411,537, $2,793,065, $6,790,639, $5,729,023, $1,511,915, $-10, $979,903, $2,377,168, $222,315, $13,800,070, $5,786,842, $113,461, $375, $2,789,118, $3,755,677, $4,531,281, $1,295,145, $2,466,522, $921,859, $3,370,006, $4,267,312, $1,956,375, $5,725,865, $1,853,953, $1,419,006, $149,382, $1,116,938, $712,946, $3,816,763, $789,306, $1,264,255, $1,348,386, $3,096,016, $710,062, $4,541,652, $8,141,387, $2,164,327, $1,322,200, $1,661,881, $4,451,543, $3,332,151, $1,840,244, $888,118, $180,761, $20,897,600, $1,397,960, $6,797,156, $15,260,874, $33,846,050, $968,496, $1,660,770, $10,380,291, $1,360,498, $963,752, $6,028,126, $3,583,428, $3,506,122, $2,144,616, $3,799,460, $2,293,104, $1,925,000, $1,257,084, $2,975,134, $3,245,873, $1,858,911, $7,097,455, $2,455,676, $2,627,281, $6,023,806, $2,193,217, $1,920,531, $675,986, $13,815,803, $2,238,122, $4,565,224, $2,427,279, $1,942,744, $3,728,994, $13,460,453, $2,682,848, $36,112,021, $5,858,391, $1,179,025, $736,215, $7,052,851, $6,628,303, $956,841, $1,133,521, $1,376,932, $1,361,138, $26,190,152, $3,874,115, $8,770,111, $6,934,557, $8,020,421, $4,002,672, $2,376,179, $2,618,079, $946,275, $3,113,620, $3,161,354, $1,464,789, $1,766,065, $3,050,073, $1,844,605, $1,971,882, $2,499,076, $2,945,177, $2,725,458, $6,399,264, $1,257,318, $1,351,788, $2,922,564, $3,011,352, $1,131,733, $2,367,010, $30,270,574, $1,470,860, $2,715,354, $10,331,241, $8,981,693, $2,330,990, $16,382,549, $15,365,471, $5,462,871, $7,316,304, $14,868,996, $2,722,432, $973,070, $2,702,800, $4,036,347, $1,374,066, $3,827,499, $5,496,045, $1,137,391, $46,804,094, $12,362,523, $1, $46,978, $1, $32,610,233, $4,018,773, $1, $71,509, $1, $26,860,868, $23,157,476, $5,797,306, $800,155, $14,425,922, $12,346,775, $1, $18,844,704, $3,491,395, $16,717, $2, $2,423,959, $2,569,506, $199,170, $116,928, $1, $1,107,798, $2,810,021, $1, $1, $451,295, $60,617,163, $6,034,306, $1,085,472, $1, $15,800,548, $24,613,529, $1, $1, $1, $31,926,323, $74,601,748, $19,018,947, $122,740,905, $26,011,364, $413,420, $1, $14,173,574, $3, $6,619,538, $1, $13,021, $5,468,153, $6,811,000, $43,968,124, $1,008,832, $1, $8, $411,708, $34,314, $1, $9,327,441, $44,048,346, $31,364,096, $4, $2,563,774, $34,083,857, $2,924,125, $4, $15,822,902, $1, $1, $1, $892,750, $1,072,196, $3, $26,524,932, $12,199,502, $36,591,543, $2,576,416, $1, $1, $2,794,268, $3, $1, $1, $856,679, $2,178, $14,008,222, $10,548, $332,524, $12,749,518, $19,239, $41,331, $1,595,967, $1,537, $2,025,966, $49,209,390, $39,525,874, $8,780,096, $1, $1, $1, $1, $1,046, $32,814,866, $101,953, $1, $356,907, $2,326,146, $34,407,515, $22,475,562, $163,224, $15,198,989, $5,294,958, $3,327,967, $49,500, $1, $15,964,154, $0, $18,713,946, $0, $7,792,402, $5,112,086, $12,567,995, $1,349,353, $5,580,838, $3,016,161, $8,375,606, $5,715,051, $3,745,134, $2,930,524, $5,063,334, $7,678,916, $2,383,735, $3,882,375, $12,047,908, $0, $19,530,232, $1, $1, $6,084,354, $1,877,299, $95,030, $8,369,776, $14,080,000, $6,983,099, $5,031,961, $0, $3,055,896, $45,830,828, $5,633,665, $988,701, $1, $1, $16,514,951, $0, $1, $14,325,635, $8,868,058, $1, $0, $2,148,244, $5,952,000, $367,753, $7,242,036, $1, $1, $1, $9,967,705, $24,652, $2,316,489, $411,746, $0, $3,810,443, $163,477, $26,481,476, $1,059,969, $6,061,594, $8,761,433, $5,047,868, $1,054,530, $14,049,623, $1, $10,824,288, $0, $1,763,912, $5,444,563, $7,330,785, $1,359,362, $0, $3,114,168, $4,833,557, $5,570,354, $0, $140,000, $10,542,551, $1,769,643, $116,571, $4,541,486, $7,155,000, $0, $18,011,034, $5,359,552, $568,477, $4,275,000, $3,375,000, $2,643,750, $718,750, $340,000, $6,256,000, $0, $0, $2,600,108, $372,505, $4,406,610, $1,215,000, $75,001, $7,622,072, $1,089,000, $342,600, $15,782,183, $0, $1, $31,703, $911,728, $22,336,224, $2,763,054, $3,777,709, $1, $3,734,331, $1, $21,610,867, $5,812,553, $0, $2,703,375, $1,662,500, $25,036, $1,283,704, $1,677,500, $8,550,000, $8,395,000, $5,684,532, $7,153,010, $109,820, $1,712,430, $8,071,681, $502,167, $1, $8,113,249, $2,320,149, $6,032,388, $14,908,086, $17,296,659, $16,231,402, $3,469,028, $257,148, $12,199,502, $12,961,999, $51,240, $2,822,900, $8,169,500, $1, $10,059,366, $1,304,271, $6,060,974, $1, $3,584,202, $2,637,866, $4,737,451, $36,923,805, $2,829,619, $18,844,647, $1, $1, $6,588,000, $16,696,908, $0, $2,841,002, $1, $6,498,089, $14,939,896, $0, $464,942, $698,941, $19,530,618, $1, $14,430,200, $1, $6,151,586, $6,120,943, $2,780,674, $0, $1, $1,567,239, $2,963,924, $18,685,684, $166,646, $4,266,369, $0, $22,289,143, $9,614,407, $2,556,692, $66,896, $7,162,608, $9,405,911, $1, $1, $1, $25,503,672, $5,801,285, $12,618,586, $11,418,696, $2,199,128, $19,456,353, $17,926,273, $2,787,856, $1,791,658, $45,087, $510,122, $24,118,422, $6,981,624, $32,061, $0, $739,404, $0, $100,726, $24,345,052, $794,254 and $2,070,000, respectively, totaling $9,632,541,282.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at December 31, 2023.

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

Fr.	- Swiss Franc

I	- Indian Rupee

PIK	- Payment-in-kind

S	- Sterling Overnight Interbank Average Rate

SF	- Secured Overnight Financing Rate

SR	- Stockholm Interbank Offered Rate

zl	- Polish Zloty

A summary of outstanding financial instruments at December 31, 2023 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
January 2, 2024	Barclays	$60,127,247	€55,700,000	$60,897,461	$(770,214)
January 2, 2024	Barclays	$60,127,247	€55,700,000	$60,897,461	$(770,214)
January 2, 2024	Barclays	€55,700,000	$60,895,094	$60,897,461	$2,367
January 2, 2024	Barclays	€55,700,000	$60,900,057	$60,897,461	$(2,596)
January 3, 2024	BNY Mellon	€55,700,000	$60,891,129	$60,897,669	$6,540
January 3, 2024	BNY Mellon	€55,700,000	$60,904,552	$60,897,669	$(6,883)
January 3, 2024	Bank of America	$60,131,258	€55,700,000	$60,897,669	$(766,411)
January 3, 2024	Bank of America	$60,128,445	€55,700,000	$60,897,669	$(769,224)
January 10, 2024	BNY Mellon	€55,700,000	$60,934,073	$60,923,469	$(10,604)
January 10, 2024	BNY Mellon	€55,700,000	$60,914,021	$60,923,469	$9,448
January 10, 2024	Bank of America	$60,147,650	€55,700,000	$60,923,469	$(775,819)
January 10, 2024	Bank of America	$60,147,650	€55,700,000	$60,923,469	$(775,819)
January 17, 2024	Bank of America	$60,177,611	€55,700,000	$60,947,211	$(769,600)
January 17, 2024	Bank of America	$60,168,153	€55,700,000	$60,947,211	$(779,058)
January 17, 2024	Barclays	€55,700,000	$60,957,656	$60,947,211	$(10,445)
January 17, 2024	Barclays	€55,700,000	$60,938,730	$60,947,211	$8,481
January 24, 2024	Barclays	$60,186,891	€55,700,000	$60,952,513	$(765,622)
January 24, 2024	Barclays	$60,186,334	€55,700,000	$60,952,513	$(766,179)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2023 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
January 24, 2024	Barclays	€55,700,000	$60,951,880	$60,952,513	$633
January 24, 2024	Barclays	€55,700,000	$60,955,891	$60,952,513	$(3,378)
February 6, 2024	Bank of America	$58,487,037	€55,180,000	$61,021,749	$(2,534,712)
February 6, 2024	Bank of America	$58,487,037	€55,180,000	$61,021,749	$(2,534,712)
February 7, 2024	BNY Mellon	$58,488,979	€55,180,000	$61,023,796	$(2,534,817)
February 7, 2024	BNY Mellon	$58,488,979	€55,180,000	$61,023,796	$(2,534,817)
February 14, 2024	BNY Mellon	$58,510,334	€55,180,000	$61,038,239	$(2,527,905)
February 14, 2024	BNY Mellon	$58,510,334	€55,180,000	$61,038,239	$(2,527,905)
February 21, 2024	BNY Mellon	$67,565,953	€63,700,000	$70,479,439	$(2,913,486)
February 21, 2024	BNY Mellon	$49,491,795	€46,660,000	$51,625,912	$(2,134,117)
February 28, 2024	BNY Mellon	$87,849,964	€82,720,000	$91,545,881	$(3,695,917)
February 28, 2024	BNY Mellon	$29,325,487	€27,640,000	$30,589,073	$(1,263,586)
March 5, 2024	BNY Mellon	$62,374,104	€57,250,000	$63,386,558	$(1,012,454)
March 5, 2024	BNY Mellon	$62,373,703	€57,250,000	$63,386,558	$(1,012,855)
March 5, 2024	BNY Mellon	$78,425,445	£63,250,000	$80,650,924	$(2,225,479)
March 5, 2024	BNY Mellon	$88,772,751	Fr.78,000,000	$93,205,187	$(4,432,436)
March 5, 2024	Bank of America	$71,415,766	zl289,600,000	$73,562,338	$(2,146,572)
March 6, 2024	BNY Mellon	$62,382,635	€57,250,000	$63,389,171	$(1,006,536)
March 6, 2024	Bank of America	$71,381,036	zl289,600,000	$73,560,433	$(2,179,397)
March 6, 2024	Barclays	$62,385,881	€57,250,000	$63,389,171	$(1,003,290)
March 13, 2024	BNY Mellon	$80,942,028	Fr.71,000,000	$84,906,225	$(3,964,197)
March 13, 2024	BNY Mellon	$78,430,759	£63,250,000	$80,650,854	$(2,220,095)
March 13, 2024	Barclays	$62,404,309	€57,250,000	$63,406,955	$(1,002,646)
March 13, 2024	Barclays	$62,404,309	€57,250,000	$63,406,955	$(1,002,646)
March 20, 2024	Bank of America	$80,913,728	Fr.71,000,000	$84,962,081	$(4,048,353)
March 20, 2024	Bank of America	$62,437,068	€57,250,000	$63,424,900	$(987,832)
March 20, 2024	Barclays	$78,583,166	£63,250,000	$80,652,496	$(2,069,330)
March 20, 2024	Barclays	$62,429,093	€57,250,000	$63,424,900	$(995,807)
March 27, 2024	Bank of America	$88,985,013	Fr.78,000,000	$93,401,484	$(4,416,471)
March 27, 2024	Barclays	$78,446,565	£63,250,000	$80,650,771	$(2,204,206)
March 27, 2024	Barclays	$62,440,675	€57,250,000	$63,442,542	$(1,001,867)
March 27, 2024	Barclays	$62,441,991	€57,250,000	$63,442,541	$(1,000,550)
April 2, 2024	Barclays	$61,130,956	€55,700,000	$61,744,710	$(613,754)
April 2, 2024	Barclays	$61,125,859	€55,700,000	$61,744,710	$(618,851)
April 3, 2024	BNY Mellon	$61,122,284	€55,700,000	$61,747,264	$(624,980)
April 3, 2024	BNY Mellon	$61,136,153	€55,700,000	$61,747,264	$(611,111)
April 10, 2024	BNY Mellon	$61,165,841	€55,700,000	$61,765,133	$(599,292)
April 10, 2024	BNY Mellon	$61,145,900	€55,700,000	$61,765,133	$(619,233)
April 17, 2024	Barclays	$61,188,076	€55,700,000	$61,783,011	$(594,935)
April 17, 2024	Barclays	$61,168,732	€55,700,000	$61,783,011	$(614,279)
April 24, 2024	Barclays	$61,187,670	€55,700,000	$61,800,587	$(612,917)
April 24, 2024	Barclays	$61,183,883	€55,700,000	$61,800,587	$(616,704)
					$(78,975,646)

The accompanying notes are an integral part of these Consolidated Financial Statements.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2023.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2023:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$174,751,509	$—	$—	$174,751,509
Asset-Backed Securities	—	—	51,681,716	51,681,716
Direct Investments:	—	—	—	—
Direct Equity	52,211,958	65,389,818	8,518,332,255	8,635,934,031
Direct Debt	—	—	1,118,781,556	1,118,781,556
Total Direct Investments	$52,211,958	$65,389,818	$9,637,113,811	$9,754,715,587
Secondary Investments	—	—	1,716,817,799	1,716,817,799
Primary Investments	—	—	2,082,913,378	2,082,913,378
Total Investments	$226,963,467	$65,389,818	$13,488,526,704	$13,780,879,989
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$27,469	$—	$—	$27,469
Total Assets	$27,469	$—	$—	$27,469
Liabilities
Foreign Currency Exchange Contracts	$(79,003,115)	$—	$—	$(79,003,115)
Total Liabilities	$(79,003,115)	$—	$—	$(79,003,115)
Total Investments Net of Foreign Currency Exchange Contracts	$147,987,821	$65,389,818	$13,488,526,704	$13,701,904,343

The following is a reconciliation of the amount of the account balances on April 1, 2023 and December 31, 2023 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2023	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of December 31, 2023
Asset-Backed Securities	$48,265,122	$—	$3,403,804	$1	$—	$12,789	$—	$51,681,716
Direct Investments:
Direct Equity Investments	$7,782,055,062	$29,657,294	$545,573,947	$335,544,699	$(174,498,747)	$—	$—	$8,518,332,255
Direct Debt Investments	1,054,469,390	(21,982,810)	31,968,465	241,727,213	(190,148,178)	2,747,476	—	1,118,781,556

	Balance as of April 1, 2023	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of December 31, 2023
Total Direct Investments*	$8,836,524,452	$7,674,484	$577,542,412	$577,271,912	$(364,646,925)	$2,747,476	$—	$9,637,113,811
Secondary Investments*	1,641,420,622	224,753	60,449,248	70,136,947	(55,413,771)	—	—	1,716,817,799
Primary Investments*	1,888,601,956	(2,194,221)	120,539,245	210,435,025	(134,468,627)	—	—	2,082,913,378
Total	$12,414,812,152	$5,705,016	$761,934,709	$857,843,885	$(554,529,323)	$2,760,265	$—	$13,488,526,704

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the nine months ended December 31, 2023, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the nine months ended December 31, 2023 relating to investments in Level 3 assets still held at December 31, 2023 is $852,331,727, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2023:

Type of Security	Fair Value at December 31, 2023 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$77,841	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$521,262	Discounted cash flow	Discount factor	9.34% – 16.75% (13.41%)
	7,237,244	Market comparable companies	Enterprise value to EBITDA multiple	5.40x – 35.20x (16.82x)
	73,560	Market comparable companies	Price to book ratio	1.90x – 1.90x (1.90x)
	351,923	Exit price	Recent transaction price	n/a
	20,889	Recent financing/transaction	Recent transaction price	n/a
	8,218	Replacement cost	Recent transaction price	n/a
	7,633	Reported fair value	Reported fair value	n/a
	171,854	Market comparable companies	Enterprise value to sales multiple	2.10x – 20.40x (9.37Xx)
Direct Debt	$599,308	Broker quotes	Indicative quotes for an inactive market	n/a
	450,362	Discounted cash flow	Discount factor	8.00% – 29.00% (12.42%)
	114	Market comparable companies	Enterprise value to EBITDA multiple	7.50x – 9.00x (9.00x)
	2	Exit price	Recent transaction price	n/a
	25,066	Recent financing/transaction	Recent transaction price	n/a
	3,246	Market comparable companies	Enterprise value to sales multiple	2.80x – 2.80x (2.80x)

Type of Security	Fair Value at December 31, 2023 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Primary and Secondary Investments	$3,802,147	Adjusted reported net asset value	Reported net asset value	n/a
	197	Adjusted reported net asset value	Fair value adjustments	n/a
*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the nine months ended December 31, 2023, the Fund entered into 230 long/short forward foreign currency exchange contracts. The Fund had $(1,279,379) in net realized gains (losses) and $(40,455,682) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2023 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company's outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of December 31, 2023:

	Shares/ Principal as of December 31, 2023	Fair Value as of March 31, 2023	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2023	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$119,970,996	$-	$-	$-	$60,891,866	$180,862,862	$-
Camelia Investment 1 Limited	6,768,704,045	175,522,798	-	-	-	(12,870,339)	162,652,459	-
CapitalSpring Finance Company, LLC	10,629,506	10,024,425	412,167	(1,095,565)	-	272,110	9,613,137	725,303
CBI Parent, L.P.	1,145,918	55,290,869	38,764	-	-	(55,329,633)	-	-
Confluent Health Holdings LP(3)	-	8,502,052	-	(1,756,579)	-	908,568	7,654,041	-
Confluent Health, LLC	30,362	58,553,771	35,910	(13,500)	-	8,348,523	66,924,704	-
Dermatology Holdings, L.P.(3)	-	123,530,154	-	-	-	7,009,140	130,539,294	-
Ecom Express Private Limited(4)	63,417	6,955,017	-	-	-	1,339,693	8,294,710	-
ECP Parent, LLC	105,520,023	134,424,811	-	-	-	(37,041,718)	97,383,093	-
EdgeCore Holdings, L.P.(3)	-	46,333,333	13,552,137	-	-	16,519,287	76,404,757	-
Encore Holdings LP(3)	-	59,878,467	12,058,696	-	-	26,061,244	97,998,407	-
EnfraGen LLC	37,786	68,814,259	3,563,716	-	-	14,417,318	86,795,293	-
EQT Jaguar Co-Investment SCSp(3)	-	118,778,917	-	(61,506,473)	25,328,358	(25,672,278)	56,928,524	-
Green DC LuxCo Sarl	23,694,756	76,874,783	6,738,723	-	-	39,113,268	122,726,774	-
Icebox Holdco I Inc(3)	-	62,801,819	46,581	-	-	(246,043)	62,602,357	-

	Shares/ Principal as of December 31, 2023	Fair Value as of March 31, 2023	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2023	Affiliated Income/ Accretion of Discount
Icebox Parent LP(3)	-	142,209,239	308	-	-	51,437,486	193,647,033	-
Idera, Inc.	1,238,627	1,191,675	449	(9,528)	3	48,991	1,231,590	93,593
Idera Parent L.P.(3)	-	235,094,054	11,548	-	-	32,069,572	267,175,174	-
KPOCH Holdings, L.P.(3)	-	197,028,562	-	-	-	(18,056,437)	178,972,125	746,667
KPSKY Holdings L.P.(3)	-	63,907,232	-	-	-	16,059,676	79,966,908	-
Luxembourg Investment Company 285 S.à.r.l.(5)	14,865,773	47,705,259	-	-	-	(5,243,946)	42,461,313	-
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	41,718,233	3,263,715	-	-	9,015,988	53,997,936	-
Luxembourg Investment Company 314 S.à.r.l.(5)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 404 S.à r.l.	145,800	2,593,133	13,047,415	(93,072)	-	5,341,028	20,888,504	-
Luxembourg Investment Company 414 S.à r.l.	12,316,087	100,897,070	-	(14,090,091)	(1,177,948)	15,957,960	101,586,991	-
Luxembourg Investment Company 430 S.à r.l.	52,594,635	86,706,433	-	-	-	(8,364,327)	78,342,106	-
May Co-Investment S.C.A.	1,059,375	64,107,397	-	-	-	25,421,633	89,529,030	-
MHS Acquisition Holdings, LLC	35,641	969,995	-	-	-	(97,420)	872,575	-
MHS Blocker Purchaser L.P.(3)	-	74,999,298	-	-	-	(7,532,403)	67,466,895	-
OHCP IV SF COI, L.P.(3)	-	52,652,424	30,695	-	-	17,707,657	70,390,776	-
Orbiter Investments S.à.r.l.	8,087,643	180,264,244	93,940,247	-	-	11,419,535	285,624,026	-
Partners Group Satellite HoldCo S.à.r.l.	14,993,879	53,808,850	-	-	-	949,034	54,757,884	-
Partners Group Satellite Warehouse S.C.S.	-	1,461,859	2,007	-	-	(229,154)	1,234,712	-
Partners Terra Pte. Ltd.	5,486,085	4,968,343	2,599,958	-	-	650,036	8,218,337	-
PG BRPC Investment, LLC	32,079	83,240,775	-	-	-	1,943,924	85,184,699	-
PG Delta Holdco, LLC	39,869	56,758,170	10,273,479	-	-	15,745,170	82,776,819	-
PG Esmeralda Pte. Ltd.	5,937,034	46,742,170	1,475,400	(79,081)	-	(5,806,491)	42,331,998	-
PG Investment Company 1 S.à r.l.	12,822,040	99,982,982	-	-	-	1,130,978	101,113,960	-
PG Investment Company 18 S.à.r.l.	126,506,634	127,351,249	21,772	(37,332)	2,642	40,930,395	168,268,726	-
PG Investment Company 24 S.à.r.l.	102,259,540	121,102,332	-	-	-	33,527,182	154,629,514	-
PG Lion Management Warehouse S.C.S(3)(5)	-	700,087	-	-	-	(289,961)	410,126	-
PG TLP S.à r.l.	6,473,126	101,424,592	-	(1,386,621)	(188,022)	10,312,270	110,162,219	-
PG Wave Limited	53,215,581	73,041,328	891,923	-	-	13,654,590	87,587,841	-
Pharmathen GP S.à r.l.	110,300	1	-	-	-	-	1	-
Pharmathen Topco S.à r.l.	98,937,978	107,607,991	-	-	-	45,389,891	152,997,882	-
Polyusus Lux XVI S.à.r.l.	289,102,341	4,687,426	-	-	-	(4,057,429)	629,997	-
Root JVCo S.à r.l.	11,049,750	106,407,042	-	-	-	(11,873,528)	94,533,514	-
Safe Fleet Holdings LLC(6)	3,841,500	3,791,811	1,720	(29,250)	119	82,926	3,847,326	267,423
SnackTime PG Holdings, Inc.	12	43,763,165	-	-	-	(33,544,366)	10,218,799	-
Specialty Pharma Holdings LP(3)	-	133,140,783	-	(5,820)	-	12,602,459	145,737,422	-
Sunsure Energy Private Limited	2,409,419	9,637,675	38,356	-	-	394,965	10,070,996	-
SureWerx Topco, L.P.(3)	-	52,920,539	-	-	-	(175,248)	52,745,291	-
Surfaces SLP (SCSp)(3)	-	36,858,430	-	-	-	(4,890,987)	31,967,443	-
Thermostat Purchaser, L.P.(3)	-	72,485,016	-	-	-	4,178,510	76,663,526	-
WHCG Purchaser, Inc.	3,098,152	-	3,245,873	-	-	-	3,245,873	157,873
WHCG Purchaser, Inc.(3)	-	-	2,316,000	-	-	40,975	2,356,975	-
WHCG Purchaser, LP(3)	-	14,861,436	-	-	-	(4,474,812)	10,386,624	-
Zenith Longitude Limited	26,838,037	384,917,110	-	(478,400)	-	(78,658,922)	305,779,788	52,274,029
Total Non-Controlled Affiliates		$4,159,961,882	$167,607,559	$(80,581,312)	$23,965,152	$226,438,406	$4,497,391,687	$54,264,888

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.

(4)	This investment is associated with PG Esmeralda Pte. Ltd.

(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

(6)	This investment is associated with OHCP IV SF COI, L.P.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.